Quarterly Holdings Report
for
Fidelity® Municipal Bond Index Fund
September 30, 2024
MBL-NPRT1-1124
1.9894013.105
Municipal Securities - 98.5%
	Principal Amount (a)	Value ($)
ALABAMA - 1.5%
Education - 0.0%
University AL Gen Rev Series 2017B, 3% 7/1/2035	10,000	9,606
University of Ala At Birmingham Gen Rev Series 2019B, 3% 10/1/2041	50,000	44,318
		53,924
Escrowed/Pre-Refunded - 0.2%
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev Series 2017A, 4% 6/1/2037 (Pre-refunded to 9/1/2027 at 100)	25,000	26,076
Alabama Fed Aid Hwy Fin Auth Spl Oblig Rev Series 2017B, 5% 9/1/2026 (Escrowed to Maturity)	75,000	78,479
Birmingham Ala Wtrwks Brd Wtr Rev Series 2016 B, 3% 1/1/2043 (Pre-refunded to 1/1/2027 at 100)	5,000	5,064
Birmingham Ala Wtrwks Brd Wtr Rev Series 2016 B, 5% 1/1/2030 (Pre-refunded to 1/1/2027 at 100)	135,000	142,704
Tuscaloosa Cnty AL Brd Ed Spl Tax Sch Dist Series 2017, 5% 2/1/2043 (Pre-refunded to 2/1/2027 at 100)	45,000	47,663
		299,986
General Obligations - 0.1%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) 5.25% 7/1/2047	150,000	164,002
Health Care - 0.2%
Infirmary Hlth Sys Spl Care Series 2016A, 3% 2/1/2030	40,000	39,210
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 3.625% 9/1/2041	195,000	189,135
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 5% 9/1/2034	130,000	134,152
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2017B1, 3.25% 9/1/2031	5,000	4,919
		367,416
Special Tax - 0.3%
Alabama St Pub Sch & Coll Auth Series 2020 A, 4% 11/1/2040	100,000	100,863
Alabama St Pub Sch & Coll Auth Series 2020 A, 5% 11/1/2039	320,000	352,676
Birmingham Jeffrsn AL Cvc Ctr Series 2018 B, 4% 7/1/2048	30,000	29,162
		482,701
State G.O. - 0.7%
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (b)	680,000	740,102
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2024B, 5.25% tender 7/1/2054 (b)	200,000	221,400
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (b)	345,000	376,306
		1,337,808
Water & Sewer - 0.0%
Decatur Ala Wtr & Swr Rev Series 2021 A, 2.125% 2/15/2051	35,000	21,460
TOTAL ALABAMA		2,727,297
ALASKA - 0.0%
General Obligations - 0.0%
Alaska St Gen. Oblig. Series 2015B, 5% 8/1/2027	50,000	50,883
Housing - 0.0%
Alaska St Hsg Fin Corp Series 2017 A, 5% 12/1/2030	75,000	79,379
TOTAL ALASKA		130,262
ARIZONA - 0.9%
Education - 0.1%
Arizona Indl Dev Auth Student Hsg Rev (Provident Properties Proj.) Series 2019A, 5% 6/1/2058	65,000	66,580
Arizona St Univ Revs Series 2019 B, 4% 7/1/2049	15,000	15,014
University AZ Univ Revs Series 2016B, 5% 6/1/2042	45,000	46,104
University AZ Univ Revs Series 2020 A, 4% 8/1/2044	100,000	100,525
		228,223
Electric Utilities - 0.4%
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2027	50,000	52,864
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2031	45,000	47,277
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2036	40,000	41,809
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2028	100,000	108,242
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2031	40,000	42,961
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	50,000	53,367
Salt River Proj AZ Agric & Pwr Series 2019 A, 4% 1/1/2041	175,000	178,101
Salt River Proj AZ Agric & Pwr Series 2022A, 5% 1/1/2032	140,000	162,333
		686,954
General Obligations - 0.0%
Maricopa County Special Health Care District Gen. Oblig. Series C, 4% 7/1/2038	55,000	55,638
Health Care - 0.1%
Arizona Health Facs Auth Rev (Honorhealth Proj.) Series 2014A, 5% 12/1/2026	35,000	35,088
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	135,000	128,073
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	40,000	41,330
		204,491
Special Tax - 0.1%
Phoenix Ariz Civic Impt Corp Distr Rev 5.5% 7/1/2036 (National Public Finance Guarantee Corporation Insured) (c)	75,000	92,792
Phoenix AZ Civic Impt Corp Series 2015A, 5% 7/1/2031	25,000	25,372
		118,164
State G.O. - 0.0%
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	50,000	54,752
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2024 (Citigroup Inc Guaranteed)	10,000	10,021
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	15,000	15,683
		80,456
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev 5% 7/1/2045	175,000	176,242
Water & Sewer - 0.1%
Mesa AZ Util Sys Rev Series 2020, 4% 7/1/2043	180,000	182,103
TOTAL ARIZONA		1,732,271
ARKANSAS - 0.1%
Escrowed/Pre-Refunded - 0.0%
Pulaski County Public Facilities Board Series 2014, 5% 12/1/2039 (Pre-refunded to 12/1/2024 at 100)	35,000	35,091
Water & Sewer - 0.1%
Fort Smith AR Wtr & Swr Rev Series 2018, 5% 10/1/2034	110,000	118,007
TOTAL ARKANSAS		153,098
CALIFORNIA - 23.0%
Education - 2.5%
California Edl Facs Auth Rev (Loyola Marymount University Proj.) 0% 10/1/2029 (National Public Finance Guarantee Corporation Insured)	165,000	142,544
California Edl Facs Auth Rev (Loyola Marymount University Proj.) 0% 10/1/2034 (National Public Finance Guarantee Corporation Insured)	15,000	10,727
California Edl Facs Auth Rev (Loyola Marymount University Proj.) Series 2001A, 0% 10/1/2030	70,000	58,312
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	30,000	37,629
California Edl Facs Auth Rev (Stanford University Proj.) Series U 6, 5% 5/1/2045	35,000	43,818
California Educational Facilities Authority (Loyola Marymount University Proj.) Series 2018 B, 5% 10/1/2043	100,000	105,499
California Educational Facilities Authority (Stanford University Proj.) Series V3, 5% 6/1/2033	175,000	210,955
California St Univ Rev Series 2015A, 5% 11/1/2027	20,000	20,563
California St Univ Rev Series 2015A, 5% 11/1/2033	105,000	107,440
California St Univ Rev Series 2015A, 5% 11/1/2043	40,000	40,670
California St Univ Rev Series 2016A, 3.125% 11/1/2036	155,000	153,211
California St Univ Rev Series 2016A, 5% 11/1/2026	45,000	47,043
California St Univ Rev Series 2016A, 5% 11/1/2045	125,000	128,101
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2042	100,000	102,390
University CA Revs 5% 5/15/2035	250,000	285,888
University CA Revs Series 2015 AO, 5% 5/15/2040	125,000	126,268
University CA Revs Series 2015 I, 5% 5/15/2028	40,000	40,545
University CA Revs Series 2016AR, 5% 5/15/2035	135,000	139,783
University CA Revs Series 2017 AY, 5% 5/15/2028	20,000	21,425
University CA Revs Series 2017M, 5% 5/15/2032	75,000	79,423
University CA Revs Series 2017M, 5% 5/15/2036	80,000	84,026
University CA Revs Series 2018 O, 4% 5/15/2029	25,000	26,365
University CA Revs Series 2018 O, 4% 5/15/2048	165,000	163,831
University CA Revs Series 2018 O, 5% 5/15/2058	105,000	110,096
University CA Revs Series 2020 BE, 5% 5/15/2031	235,000	266,956
University CA Revs Series 2023 BN, 5% 5/15/2030	150,000	171,280
University CA Revs Series 2023 BQ, 5% 5/15/2035	50,000	59,198
University CA Revs Series 2024 BS, 5% 5/15/2044	20,000	22,832
University CA Revs Series 2024 BV, 5% 5/15/2038	20,000	23,725
University CA Revs Series 2024 BW, 5% 5/15/2031	1,000,000	1,159,649
		3,990,192
Electric Utilities - 1.2%
Glendale CA Elec Series 2024, 5% 2/1/2049	85,000	94,454
Imperial CA Irr Dist Elec Rev Series 2016B 1, 5% 11/1/2046	140,000	144,373
Los Angeles CA Wtr & Pwr Rev Series 2016 A, 5% 7/1/2040	125,000	127,794
Los Angeles CA Wtr & Pwr Rev Series 2016 A, 5% 7/1/2046	70,000	71,304
Los Angeles CA Wtr & Pwr Rev Series 2017A, 5% 7/1/2028	5,000	5,292
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2031	15,000	16,120
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2030	55,000	60,651
Los Angeles CA Wtr & Pwr Rev Series 2019 C, 5% 7/1/2037	25,000	27,331
Los Angeles CA Wtr & Pwr Rev Series 2020 A, 5% 7/1/2027	135,000	145,368
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2040	275,000	310,013
Los Angeles CA Wtr & Pwr Rev Series 2023 B, 5% 7/1/2036	30,000	35,343
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	35,000	41,206
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2039	35,000	40,904
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	140,000	166,073
Sacramento CA Muni Util Dist Elec Rev Series 2019 G, 5% 8/15/2032	245,000	273,579
Sacramento CA Muni Util Dist Elec Rev Series 2020 H, 5% 8/15/2039	70,000	77,914
Turlock CA Series 2016, 5% 1/1/2046	205,000	212,163
		1,849,882
Escrowed/Pre-Refunded - 1.2%
Anaheim CA Pub Fin Auth Lease Rev 0% 9/1/2036 (Escrowed to Maturity)	170,000	117,784
California Health Facilities Financing Authority Series 2016A, 3.25% 11/15/2036 (Pre-refunded to 11/15/2025 at 100)	110,000	111,012
California Health Facilities Financing Authority Series 2016B, 5% 11/15/2046 (Pre-refunded to 11/15/2026 at 100)	10,000	10,549
California Infra & Econ Dev Bank 5% 7/1/2029 (Pre-refunded to 1/1/2028 at 100)	165,000	178,444
Foothill/Estrn Transn CA Toll 0% 1/1/2027	40,000	37,881
Foothill/Estrn Transn CA Toll 0% 1/1/2029	195,000	175,852
Golden St Tobacco Securtization Corp CA Tobacco Settlement Rev Series 2015A, 4% 6/1/2031 (Pre-refunded to 6/1/2025 at 100)	100,000	100,855
Golden St Tobacco Securtization Corp CA Tobacco Settlement Rev Series 2015A, 5% 6/1/2035 (Pre-refunded to 6/1/2025 at 100)	20,000	20,302
Golden St Tobacco Securtization Corp CA Tobacco Settlement Rev Series 2015A, 5% 6/1/2040 (Pre-refunded to 6/1/2025 at 100)	10,000	10,151
Golden St Tobacco Securtization Corp CA Tobacco Settlement Rev Series 2015A, 5% 6/1/2040 (Pre-refunded to 6/1/2025 at 100)	10,000	10,151
Golden St Tobacco Securtization Corp CA Tobacco Settlement Rev Series 2015A, 5% 6/1/2045 (Pre-refunded to 6/1/2025 at 100)	140,000	142,114
Orange Cnty CA Wtr Dist Rev Cert Part Series 2003 B, 5% 8/15/2028	100,000	105,804
Riverside County Public Financing Authority Series 2015, 4.125% 11/1/2040 (Pre-refunded to 11/1/2025 at 100)	100,000	101,829
Riverside County Public Financing Authority Series 2015, 5.25% 11/1/2045 (Pre-refunded to 11/1/2025 at 100)	180,000	185,445
San Diego CA Comm Coll Dist Gen. Oblig. Series 2016, 5% 8/1/2041 (Pre-refunded to 8/1/2026 at 100)	5,000	5,243
San Diego CA Uni Sch Dist Series 2009 1, 0% 7/1/2030 (Escrowed to Maturity)	20,000	17,102
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Escrowed to Maturity)	5,000	5,524
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/1/2026	30,000	29,087
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/1/2028	200,000	184,982
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 1993 CABS, 0% 1/1/2028 (Escrowed to Maturity)	35,000	32,476
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 2014A, 5% 1/15/2044 (Pre-refunded to 1/15/2025 at 100)	95,000	95,562
Solano Calif Cmnty College Dist Gen. Oblig. Series 2013 A, 5.125% 8/1/2041 (Pre-refunded to 8/1/2028 at 100) (c)	40,000	43,772
		1,721,921
General Obligations - 9.5%
Anaheim City School District/CA Series 2016, 3% 8/1/2046	50,000	41,807
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series B, 3% 8/1/2050	55,000	46,260
California St Pub Wks Brd Lse 5% 8/1/2028	50,000	54,763
California St Pub Wks Brd Lse Series 2020 B, 4% 3/1/2045	175,000	177,461
California St Pub Wks Brd Lse Series 2021 C, 4% 11/1/2038	260,000	272,032
Carlsbad CA Unified School Dis 6.625% 8/1/2035 (c)(d)	180,000	207,967
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2019 C, 3% 8/1/2044	25,000	21,925
Chaffey CA Unified Hsd Series D, 4% 8/1/2049	20,000	19,991
Chino Valley CA Uni Sch Dist Series 2017A, 5.25% 8/1/2047	25,000	26,239
City of Fresno Unified School Series 2016A, 4% 8/1/2041	150,000	150,437
Compton CA Uni Sch Dist Series 2019 B, 3% 6/1/2049	10,000	8,444
Desert Calif Cmty College Dist Gen. Oblig. Series 2024, 4% 8/1/2042	90,000	93,401
Downey CA Uni Sch Dist Series B, 3.625% 8/1/2042	355,000	351,909
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2034	165,000	123,005
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2038	65,000	39,805
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2035	60,000	58,378
Foothill-De Anza CA Cmty College Dist Gen. Oblig. 0% 8/1/2025	5,000	4,894
Foothill-De Anza CA Cmty College Dist Gen. Oblig. 0% 8/1/2036 (Ambac Assurance Corp Insured)	200,000	137,952
Fremont Union High Sch Dist Santa Clara Series 2019 A, 4% 8/1/2046	30,000	30,012
Grossmont CA Union High School Dist 0% 8/1/2030	10,000	8,523
Grossmont CA Union High School Dist Series 2016B, 3% 8/1/2045	20,000	16,877
Hayward CA Uni Sch Dist Series 2019 A, 4% 8/1/2048	200,000	200,278
Livermore Valley CA Jt Uni Sch Series 2019, 4% 8/1/2046	190,000	188,516
Long Beach CA Uni Sch Dist 0% 8/1/2035	150,000	106,912
Long Beach CA Uni Sch Dist Series 2016, 3% 8/1/2032	35,000	34,977
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2030	15,000	17,305
Los Angeles CA Ccd Gen. Oblig. Series J, 4% 8/1/2036	30,000	30,679
Los Angeles CA Ccd Gen. Oblig. Series J, 5% 8/1/2028	30,000	32,330
Los Angeles CA Ccd Gen. Oblig. Series L 1, 5% 8/1/2031	100,000	117,291
Los Angeles CA Ccd Gen. Oblig. Series L 1, 5% 8/1/2036	10,000	11,694
Los Angeles CA Mun Imp Crp Lse (Los Angeles CA Proj.) Series 2016 B, 4% 11/1/2037	490,000	497,403
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2033	85,000	100,566
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) Series 2023 A, 5% 10/1/2034	15,000	17,710
Los Angeles Unified School District/CA 5% 7/1/2035	55,000	64,473
Los Angeles Unified School District/CA 5% 7/1/2042	15,000	16,998
Los Angeles Unified School District/CA Series 2017A, 5% 7/1/2026	175,000	183,231
Los Angeles Unified School District/CA Series 2018 B 1, 5% 7/1/2033	125,000	133,720
Los Angeles Unified School District/CA Series 2018 B 1, 5.25% 7/1/2042	50,000	53,175
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2028	130,000	142,988
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2029	15,000	16,874
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2030	50,000	55,940
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2032	25,000	26,831
Los Angeles Unified School District/CA Series 2020 C, 5% 7/1/2030	60,000	68,784
Los Angeles Unified School District/CA Series 2020 RYQ, 5% 7/1/2027	65,000	69,757
Los Angeles Unified School District/CA Series 2021 RYRR, 5% 7/1/2031	15,000	17,479
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2033	110,000	130,866
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2036	15,000	17,769
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2043	25,000	28,562
Los Angeles Unified School District/CA Series A, 5% 7/1/2040	30,000	30,356
Marin Healthcare District Gen. Oblig. Series 2017A, 3% 8/1/2037	170,000	157,554
Marin Healthcare District Gen. Oblig. Series 2017A, 4% 8/1/2047	135,000	135,066
Montebello CA Unified Sch Dist Series 2016A, 5% 8/1/2041	50,000	51,509
Mt Diablo CA Unified Sch Dist 4% 8/1/2036	250,000	267,394
Napa Valley CA Uni Sch Dist 4% 8/1/2044 (Assured Guaranty Municipal Corp Insured)	175,000	175,040
Newport Mesa CA Uni Sch Dist 0% 8/1/2036	230,000	159,758
Newport Mesa CA Uni Sch Dist Series 2017, 0% 8/1/2039	495,000	280,275
North Orange Cnty Calif Cmnty College Dist Gen. Oblig. Series 2016A, 3% 8/1/2040	15,000	13,718
Norwalk-Mirada CA Uni Sch Dist 0% 8/1/2028 (National Public Finance Guarantee Corporation Insured)	70,000	63,369
Oakland CA Uni Sch Dist Alameda Cnty Series 2021 A, 4% 8/1/2046	205,000	205,526
Palo Alto Calif Uni Sch Dist 0% 8/1/2033	35,000	27,327
Palomar Calif Cmnty College Dist Gen. Oblig. 6.375% 8/1/2045 (c)(d)	65,000	62,585
Palomar Pomerado Health Calif (Palomar Health Calif Proj.) Gen. Oblig. 0% 8/1/2028 (Assured Guaranty Inc Insured)	200,000	176,931
Poway CA Unified Sch Dist 0% 8/1/2046	190,000	76,903
Riverside CA Cmnty College Dst Gen. Oblig. Series 2019, 3% 8/1/2036	200,000	196,126
San Bernardino CA Cmnty College Dist Gen. Oblig. 0% 8/1/2048	5,000	1,951
San Bernardino CA Cmnty College Dist Gen. Oblig. Series E, 4.125% 8/1/2049	40,000	40,412
San Diego CA Uni Sch Dist 0% 7/1/2030	5,000	4,305
San Diego CA Uni Sch Dist 0% 7/1/2030	35,000	29,917
San Diego CA Uni Sch Dist 0% 7/1/2030 (Escrowed to Maturity)	25,000	21,377
San Diego CA Uni Sch Dist 0% 7/1/2031 (Escrowed to Maturity)	15,000	12,408
San Diego CA Uni Sch Dist 0% 7/1/2043	10,000	5,113
San Diego CA Uni Sch Dist 0% 7/1/2049	125,000	48,717
San Diego CA Uni Sch Dist 5.25% 7/1/2027 (Assured Guaranty Municipal Corp Insured)	5,000	5,420
San Diego CA Uni Sch Dist 5.5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	80,000	84,501
San Diego CA Uni Sch Dist Series 2016 R 5, 5% 7/1/2026	50,000	52,343
San Diego CA Uni Sch Dist Series 2017 K 2, 0% 7/1/2031	430,000	343,182
San Diego CA Uni Sch Dist Series 2022 F 2, 5% 7/1/2042	90,000	101,920
San Diego CA Uni Sch Dist Series 2023 SR 3A, 5% 7/1/2035	25,000	29,839
San Diego CA Uni Sch Dist Series 2025 SR 4C, 5% 7/1/2034 (e)	255,000	303,751
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Assured Guaranty Municipal Corp Insured)	25,000	27,836
San Diego CA Uni Sch Dist Series R 4, 5% 7/1/2028	70,000	71,296
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 3% 8/1/2049	200,000	170,057
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2022D 1, 4.125% 8/1/2052	195,000	196,710
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 4% 8/1/2042	10,000	10,037
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 5% 8/1/2047	80,000	83,252
San Francisco CA City & Cnty Ctfs Partn (San Francisco CA City & Cnty Proj.) Series 2019 A, 4% 4/1/2041	30,000	30,326
San Jose California Gen. Oblig. Series 2019 C, 5% 9/1/2030	265,000	295,650
San Mateo CA Unified Sch Dist 6.7% 9/1/2041 (c)(d)	50,000	53,610
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2033 (National Public Finance Guarantee Corporation Insured)	130,000	100,507
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2035 (National Public Finance Guarantee Corporation Insured)	200,000	143,609
Santa Clara CA Uni Sch Dist 4% 7/1/2040	160,000	168,355
Santa Clara CA Uni Sch Dist Series 2019, 4% 7/1/2048	35,000	34,975
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	200,000	190,387
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3.125% 5/1/2047	225,000	193,529
Saugus Union School District School Facilities Improvement District No 2014-1 Series C, 2.375% 8/1/2044	150,000	111,596
Sequoia Calif Un High Sch Dist Series 2016, 3% 7/1/2031	145,000	145,298
Sierra CA Jt Cmty College Dist Gen. Oblig. Series B, 2% 8/1/2046	100,000	66,911
Sonoma Cnty Calif Jr College Gen. Oblig. Series B, 3% 8/1/2036	200,000	196,126
Sonoma Cnty Calif Jr College Gen. Oblig. Series B, 3% 8/1/2041	5,000	4,520
Southwestern Cmnty College Dist CA Gen. Oblig. Series 2021 C, 2.375% 8/1/2046	100,000	72,008
State Center CA Cmnty College Dist Gen. Oblig. Series 2020 B, 2.25% 8/1/2045	250,000	178,099
State of California Gen. Oblig. 2% 11/1/2036	60,000	48,140
State of California Gen. Oblig. 3% 10/1/2033	70,000	69,070
State of California Gen. Oblig. 3% 10/1/2034	50,000	49,070
State of California Gen. Oblig. 3% 10/1/2037	190,000	178,094
State of California Gen. Oblig. 3% 11/1/2035	250,000	244,727
State of California Gen. Oblig. 3% 11/1/2041	185,000	164,657
State of California Gen. Oblig. 3% 11/1/2050	25,000	20,720
State of California Gen. Oblig. 3% 3/1/2028	50,000	50,862
State of California Gen. Oblig. 4% 3/1/2028	40,000	42,100
State of California Gen. Oblig. 4% 3/1/2029	175,000	186,497
State of California Gen. Oblig. 4% 3/1/2050	40,000	40,209
State of California Gen. Oblig. 4% 8/1/2037	25,000	25,513
State of California Gen. Oblig. 5% 10/1/2028	30,000	30,089
State of California Gen. Oblig. 5% 10/1/2048	100,000	105,524
State of California Gen. Oblig. 5% 11/1/2027	50,000	54,014
State of California Gen. Oblig. 5% 11/1/2031	295,000	335,705
State of California Gen. Oblig. 5% 12/1/2031	265,000	307,490
State of California Gen. Oblig. 5% 3/1/2032	50,000	56,097
State of California Gen. Oblig. 5% 3/1/2032	50,000	56,097
State of California Gen. Oblig. 5% 3/1/2035	220,000	244,620
State of California Gen. Oblig. 5% 4/1/2027	10,000	10,651
State of California Gen. Oblig. 5% 4/1/2029	140,000	155,922
State of California Gen. Oblig. 5% 4/1/2030	100,000	110,893
State of California Gen. Oblig. 5% 8/1/2026	65,000	66,281
State of California Gen. Oblig. 5% 8/1/2026	75,000	75,592
State of California Gen. Oblig. 5% 8/1/2029	20,000	20,382
State of California Gen. Oblig. 5% 8/1/2030	170,000	171,221
State of California Gen. Oblig. 5% 8/1/2045	40,000	40,579
State of California Gen. Oblig. 5% 9/1/2026	160,000	167,991
State of California Gen. Oblig. 5% 9/1/2031	230,000	265,921
State of California Gen. Oblig. 5% 9/1/2033	145,000	171,959
State of California Gen. Oblig. 5.25% 8/1/2030	95,000	96,956
State of California Gen. Oblig. Series 2016, 3% 9/1/2033	355,000	347,677
State of California Gen. Oblig. Series 2016, 4% 9/1/2028	110,000	113,156
State of California Gen. Oblig. Series 2016, 4% 9/1/2036	200,000	203,327
State of California Gen. Oblig. Series 2016, 5% 8/1/2027	45,000	47,056
State of California Gen. Oblig. Series 2016, 5% 9/1/2045	10,000	10,318
State of California Gen. Oblig. Series 2016B, 4% 9/1/2035	50,000	50,898
State of California Gen. Oblig. Series 2016B, 5% 9/1/2030	15,000	15,655
State of California Gen. Oblig. Series 2016B, 5% 9/1/2032	50,000	52,011
State of California Gen. Oblig. Series 2017, 3.5% 8/1/2027	25,000	25,747
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	75,000	81,020
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	65,000	70,218
State of California Gen. Oblig. Series 2017, 5% 11/1/2031	100,000	106,461
State of California Gen. Oblig. Series 2017, 5% 8/1/2026	80,000	83,794
State of California Gen. Oblig. Series 2017, 5% 8/1/2033	100,000	103,727
State of California Gen. Oblig. Series C, 5% 9/1/2026	20,000	20,436
State of California Gen. Oblig. Series C, 5% 9/1/2028	50,000	51,056
Sunnyvale CA Fin Auth Lease Rev Series 2020, 4% 4/1/2050	380,000	380,387
Sweetwater CA Un High Sch Dist Series 2016, 4% 8/1/2042	350,000	350,214
Twin Rivers Uni Sch Dist Calif 0% 8/1/2041 (Assured Guaranty Municipal Corp Insured)	135,000	66,039
Twin Rivers Uni Sch Dist Calif 4% 8/1/2043 (Assured Guaranty Municipal Corp Insured)	400,000	400,586
West Contra Costa Calif Uni Sch Dist 0% 8/1/2027 (Assured Guaranty Inc Insured)	15,000	13,943
West Contra Costa Calif Uni Sch Dist Series C 1, 0% 8/1/2028	60,000	54,296
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	140,000	126,183
William S Hart Uni High School Dist 0% 8/1/2033	50,000	38,432
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2036	165,000	156,910
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2037	35,000	33,018
		16,650,685
Health Care - 0.7%
California Health Facilities Financing Authority (Cedars-Sinai Medical Center,Ca Proj.) Series 2015, 5% 11/15/2026	50,000	51,402
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 1, 5% 11/1/2027	40,000	43,479
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 2, 5% 11/1/2047	70,000	87,633
California Health Facilities Financing Authority (Providence Health Systems Proj.) 2% tender 10/1/2036 (b)	150,000	147,175
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	50,000	44,295
California Health Facilities Financing Authority (Stanford Health Care Proj.) Series 2017 A, 5% 11/15/2026	275,000	291,019
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 5% 11/15/2046	15,000	15,376
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 4% 11/15/2042	65,000	65,247
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2026	35,000	36,747
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2033	25,000	26,603
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2043	35,000	33,200
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 4.375% 1/1/2048	40,000	40,355
California Statewide Communities Development Authority (University of Southern California Proj.) Series 2018, 5% 1/1/2032	20,000	21,411
California Statewide Community Development Authority Rev (Adventist Health System-West Proj.) Series 2018 A, 3.5% 3/1/2038	125,000	122,559
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2017A, 5% 4/1/2047	55,000	56,029
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2004 J, 5% tender 4/1/2036 (b)	25,000	28,019
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 4% 5/15/2053	235,000	235,308
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2047	80,000	81,784
		1,427,641
Lease Revenue - 0.1%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	170,000	182,128
Garden Grove Calif Pub Fing Auth Lease Rev Series 2024A, 4% 4/1/2054	65,000	64,239
		246,367
Other - 0.5%
California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts and Sciences Proj.) Series 2023 A, 5% 11/1/2036	65,000	77,378
California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts and Sciences Proj.) Series 2023 A, 5% 11/1/2038	55,000	64,912
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2021 B, 4% 5/1/2046	200,000	201,043
California Infrastructure & Economic Development Bank (J Paul Getty Trust/The Proj.) Series 2020 A 1, 5% 4/1/2032	225,000	266,108
California Infrastructure & Economic Development Bank (J Paul Getty Trust/The Proj.) Series 2023A, 5% 4/1/2033	30,000	36,045
		645,486
Resource Recovery - 0.0%
Los Angeles CA Sld Wst Res Rev Series 2023 A, 5% 2/1/2033	35,000	41,943
Los Angeles CA Sld Wst Res Rev Series 2023 A, 5% 2/1/2037	25,000	29,424
		71,367
Special Tax - 0.8%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Lpmr Disney Proj.) Series 1997 C, 0% 9/1/2028 (Assured Guaranty Municipal Corp Insured)	95,000	85,442
Brea California Redev Agy 0% 8/1/2029 (Ambac Assurance Corp Insured)	105,000	90,677
Irvine Calif Facs Fing Auth Spl Tax Rev Series 2023A, 4% 9/1/2058 (Build America Mutual Assurance Co Insured)	160,000	157,980
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2044	45,000	47,848
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2021 A, 5% 7/1/2044	190,000	210,707
Orange Cnty CA Loc Transn Series 2019, 5% 2/15/2027	195,000	207,877
Riverside Cnty CA Transn Commn Series 2017B, 5% 6/1/2027	40,000	42,968
Sacramento CA Fin Auth 0% 12/1/2029 (National Public Finance Guarantee Corporation Insured)	80,000	67,975
Sacramento CA Fin Auth 0% 12/1/2034 (Financial Guaranty Ins CO Insured)	100,000	69,543
Sacramento CA Transn Auth Sales Tax Rev Series 2023, 5% 10/1/2033	140,000	169,636
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	55,000	57,659
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	5,000	4,362
Santa Clara Valley CA Trans Auth Sales Tax Rev 5% 4/1/2033	185,000	221,960
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2041	125,000	111,185
		1,545,819
State G.O. - 1.1%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity And Life Company Guaranteed) (b)	810,000	889,233
California Community Choice Financing Authority Series 2022A 1, 4% tender 5/1/2053 (Morgan Stanley Guaranteed) (b)	670,000	686,050
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	25,000	28,043
M-S-R Energy Auth Calif Gas Rev 6.125% 11/1/2029 (Citigroup Inc Guaranteed)	50,000	53,646
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	25,000	32,673
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	30,000	39,208
Southern California Pub Pwr Auth Nat Gas Proj Rev 5.25% 11/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	30,000	31,093
		1,759,946
Transportation - 2.3%
Bay Area Toll Au CA Bridge Rev 2.95% tender 4/1/2047 (b)	110,000	109,784
Bay Area Toll Au CA Bridge Rev Series 2017 S 7, 4% 4/1/2034	95,000	97,037
Bay Area Toll Au CA Bridge Rev Series 2017 S 7, 4% 4/1/2038	275,000	279,246
Bay Area Toll Au CA Bridge Rev Series 2017 S 7, 4% 4/1/2047	5,000	4,980
Bay Area Toll Au CA Bridge Rev Series 2018 A, 2.625% tender 4/1/2045 (b)	130,000	129,130
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024A, 4% 7/1/2054 (Assured Guaranty Municipal Corp Insured)	205,000	204,709
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 3.25% 12/31/2032 (Assured Guaranty Municipal Corp Insured) (f)	20,000	19,281
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2028 (f)	60,000	63,146
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2047 (f)	100,000	101,894
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (b)	80,000	76,505
Los Angeles CA Dept Arpts Rev Series 2018 A, 5% 5/15/2035 (f)	390,000	409,009
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2034 (f)	10,000	10,503
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2033 (f)	90,000	93,901
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2037 (f)	75,000	77,806
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2026 (f)	65,000	67,000
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2031 (f)	80,000	86,216
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2034 (f)	120,000	127,744
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2036 (f)	50,000	52,981
Los Angeles CA Dept Arpts Rev Series 2020 A, 5% 5/15/2040	20,000	21,928
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2040	15,000	16,830
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2048	65,000	71,164
Los Angeles CA Dept Arpts Rev Series 2022 I, 5% 5/15/2042	285,000	320,292
Port Oakland Calif Rev Series 2017E, 5% 11/1/2026	30,000	31,545
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series A, 5% 7/1/2047	50,000	51,783
San Francisco CA City & County Airports Commission International Airport Revenue Series 2016A, 5% 5/1/2026	25,000	26,035
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2047 (f)	40,000	40,731
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (f)	25,000	25,873
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019D, 5% 5/1/2026	135,000	140,591
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019D, 5% 5/1/2034	325,000	358,430
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019D, 5% 5/1/2039	30,000	32,591
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.75% 5/1/2048 (f)	275,000	311,184
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2019E, 5% 5/1/2034 (f)	175,000	186,219
San Francisco CA City & County Airports Commission International Airport Revenue Series SECOND 2020 A, 4% 5/1/2039 (f)	15,000	15,014
San Francisco Municipal Transportation Agency Series 2017, 4% 3/1/2042	135,000	135,708
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2031 (National Public Finance Guarantee Corporation Insured)	90,000	73,445
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2032 (National Public Finance Guarantee Corporation Insured)	30,000	23,477
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2042	20,000	20,768
		3,914,480
Water & Sewer - 3.1%
Anaheim Housing & Public Improvements Authority (Anaheim CA Water Rev Proj.) Series 2022 A, 5% 10/1/2052	525,000	545,011
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2032	25,000	29,797
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2035	15,000	17,734
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2052	20,000	22,213
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2016, 5% 10/1/2026	15,000	15,641
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2016, 5% 10/1/2029	25,000	25,952
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2017, 5% 10/1/2029	405,000	432,654
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2018, 5% 10/1/2026	25,000	26,423
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2024, 5% 10/1/2035	15,000	18,039
California St Dept Wtr Res Cen Series 2016, 4% 12/1/2031	40,000	40,918
California St Dept Wtr Res Cen Series AW, 4% 12/1/2034	235,000	241,001
California St Dept Wtr Res Cen Series AX, 5% 12/1/2031	435,000	468,361
California St Dept Wtr Res Cen Series BA, 5% 12/1/2032	65,000	72,687
California St Dept Wtr Res Cen Series BB, 5% 12/1/2035	200,000	227,829
County of Orange CA Series 2017A, 5% 8/15/2029	75,000	79,696
County of Orange CA Series 2019C, 5% 8/15/2032	150,000	168,655
East Bay CA Mun Util Dist Wtr Sys Rev Series 2015A, 5% 6/1/2037	65,000	65,832
East Bay CA Mun Util Dist Wtr Sys Rev Series 2017B, 5% 6/1/2027	5,000	5,379
Long Beach CA Wtr Rev Series 2024, 4% 5/1/2054	155,000	154,190
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2016B, 5% 7/1/2029	50,000	51,581
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2017A, 5% 7/1/2033	20,000	20,919
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2018 A, 5% 7/1/2033	25,000	26,813
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 4% 7/1/2049	140,000	140,124
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 5% 7/1/2028	430,000	474,922
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2023 A, 5% 7/1/2042	15,000	17,164
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024 A, 5% 7/1/2035	15,000	18,010
Metropolitan Wtr Dist Southn Calif Series 2020 A, 5% 10/1/2033	55,000	61,826
Metropolitan Wtr Dist Southn Calif Series 2020 C, 5% 7/1/2039	225,000	251,971
Metropolitan Wtr Dist Southn Calif Series 2020A, 5% 7/1/2027	140,000	150,947
Metropolitan Wtr Dist Southn Calif Series 2022A, 5% 10/1/2034	200,000	236,973
Rancho CA Wtr Dist Fing Auth Series 2019 A, 4% 8/1/2039	50,000	52,457
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2031	200,000	235,000
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2032	235,000	280,472
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2033	15,000	17,519
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2047	30,000	31,967
San Diego County Water Authority 5% 5/1/2047	140,000	155,934
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2032	190,000	226,165
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2034	230,000	271,804
San Francisco CA Pub Util Comm Wtr Rev Series 2015A, 5% 11/1/2029	15,000	15,195
San Francisco CA Pub Util Comm Wtr Rev Series 2020 SUB A, 5% 11/1/2050	185,000	199,311
San Mateo Foster City Calif Pub Fing Auth Wastewater Rev (City of San Mateo CA Sewer Revenue Proj.) Series 2019, 5% 8/1/2049	15,000	16,067
Santa Clara Valley Water District Public Facilities Financing Corp Series A, 5% 6/1/2033	75,000	77,023
Upper Santa Clara Vy Jt Pwrs Auth Calif Rev Series 2020 A, 4% 8/1/2050	85,000	85,009
		5,773,185
TOTAL CALIFORNIA		39,596,971
COLORADO - 1.6%
Education - 0.0%
University Colo Enterprise Sys Series 2016 B, 2.75% 6/1/2030	85,000	81,659
Electric Utilities - 0.0%
Colorado Springs Colo Utils Series 2018A 2, 5% 11/15/2048	25,000	26,277
Colorado Springs Colo Utils Series 2021 B, 4% 11/15/2040	20,000	20,637
		46,914
Escrowed/Pre-Refunded - 0.2%
Colorado Health Facilities Authority Series B, 5% 11/15/2030	150,000	155,585
General Obligations - 0.5%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 3% 12/15/2036	105,000	100,250
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	285,000	291,659
Park Creek Met Dist Colo Rev Series 2015 A, 5% 12/1/2045	445,000	449,751
		841,660
Health Care - 0.4%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	100,000	97,713
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2050	20,000	19,573
Colorado Health Facilities Authority (Bethesda Living Ctr Proj.) Series 2018 B, 5% 9/15/2053	90,000	81,683
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2037	75,000	76,116
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2039	85,000	85,314
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	55,000	53,471
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2026	60,000	62,431
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 4% 5/15/2052	190,000	183,762
Colorado Health Facilities Authority (Sanford Health, SD Proj.) Series 2019A, 5% 11/1/2029	35,000	38,735
		698,798
Special Tax - 0.0%
Denver Colo Convention Ctr Hotel Auth Rev Series 2016, 5% 12/1/2026	50,000	51,702
Transportation - 0.4%
Denver CO City & Cnty Arpt 5% 11/15/2042 (f)	165,000	176,554
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (f)	30,000	31,608
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (f)	60,000	68,205
Denver CO City & Cnty Arpt Series 2018 B, 3.5% 12/1/2035	15,000	14,748
Denver CO City & Cnty Arpt Series 2019 C, 5% 11/15/2031	30,000	33,263
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (f)	245,000	263,156
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2030 (National Public Finance Guarantee Corporation Insured)	25,000	20,635
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2031 (National Public Finance Guarantee Corporation Insured)	20,000	15,849
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2032 (National Public Finance Guarantee Corporation Insured)	25,000	19,007
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (National Public Finance Guarantee Corporation Insured)	100,000	53,516
E-470 Pub Hwy Auth Colo Rev 5% 9/1/2035	15,000	16,640
		713,181
Water & Sewer - 0.1%
Denver CO City & Cnty Brd Wtr Series 2022 A, 5% 12/15/2045	165,000	182,881
Metro Wastewtr Reclamation Dist CO Swr Rev Series 2020A, 2% 4/1/2039	100,000	75,893
		258,774
TOTAL COLORADO		2,848,273
CONNECTICUT - 1.6%
Education - 0.1%
Connecticut State Health & Educational Facilities Authority (Yale University Proj.) Series A 2, 2% tender 7/1/2042 (b)	225,000	219,022
General Obligations - 0.7%
Connecticut St Gen. Oblig. 3% 6/1/2029	90,000	90,883
Connecticut St Gen. Oblig. 3% 6/1/2039	440,000	406,325
Connecticut St Gen. Oblig. 3% 6/1/2040	100,000	90,554
Connecticut St Gen. Oblig. 4% 6/1/2031	30,000	31,996
Connecticut St Gen. Oblig. 4% 6/1/2031	65,000	70,021
Connecticut St Gen. Oblig. Series 2015A, 5% 3/15/2028	35,000	35,351
Connecticut St Gen. Oblig. Series 2015B, 3.375% 6/15/2029	25,000	25,087
Connecticut St Gen. Oblig. Series 2016 A, 5% 3/15/2026	30,000	31,067
Connecticut St Gen. Oblig. Series 2016 D, 4% 8/15/2031	15,000	15,220
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2026	25,000	25,947
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2027	105,000	111,745
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2027	25,000	26,606
Connecticut St Gen. Oblig. Series A, 5% 4/15/2027	25,000	26,606
Connecticut St Gen. Oblig. Series E, 3.375% 10/15/2036	30,000	29,780
University Connecticut (Connecticut St Proj.) Series 2018 A, 5% 4/15/2029	25,000	27,061
		1,044,249
Health Care - 0.1%
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2030	50,000	54,311
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	30,000	30,295
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 5% 7/1/2033	135,000	140,460
		225,066
Housing - 0.0%
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series A 1, 3.5% 5/15/2033	5,000	5,020
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series B 1, 3.45% 11/15/2041	5,000	4,666
Conn St Hsg Fin Auth (CT Hsg Mortgage Proj.) Series D 1, 3.2% 11/15/2032	15,000	14,535
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2020C 1, 2.05% 5/15/2037	75,000	59,401
		83,622
Special Tax - 0.7%
Connecticut St Spl Tax Oblig 4% 5/1/2037	35,000	36,498
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2027	35,000	36,992
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2028	120,000	131,917
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2033	10,000	10,805
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2036	85,000	91,137
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2026	150,000	155,821
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2030	200,000	226,088
Connecticut St Spl Tax Oblig Series A, 4% 9/1/2035	145,000	145,871
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2030	60,000	62,355
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2031	5,000	5,182
Connecticut St Spl Tax Oblig Series B, 5% 8/1/2026	110,000	112,203
		1,014,869
TOTAL CONNECTICUT		2,586,828
DELAWARE - 0.4%
General Obligations - 0.3%
Delaware St Gen. Oblig. 3.25% 3/1/2037	4,000	3,977
Delaware St Gen. Oblig. Series 2020 A, 5% 1/1/2030	255,000	288,104
Delaware St Gen. Oblig. Series 2021, 5% 2/1/2029	45,000	49,969
Delaware St Gen. Oblig. Series 2023A, 5% 5/1/2034	150,000	177,454
Delaware St Gen. Oblig. Series 2024A, 5% 5/1/2035	45,000	53,886
		573,390
Health Care - 0.1%
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 4% 10/1/2049	155,000	151,070
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 5% 10/1/2032	15,000	16,520
		167,590
Transportation - 0.0%
Delaware Trans Auth US 301 Rev Series 2015, 4% 6/1/2045 (DE TT Trust 301 Project Guaranteed)	50,000	49,561
TOTAL DELAWARE		790,541
DISTRICT OF COLUMBIA - 1.6%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2031	25,000	26,021
General Obligations - 0.7%
District Columbia Gen. Oblig. 5% 10/15/2044	15,000	15,907
District Columbia Gen. Oblig. Series 2016 A, 4% 6/1/2036	400,000	403,498
District Columbia Gen. Oblig. Series 2017 A, 5% 6/1/2029	45,000	47,852
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2028	100,000	106,660
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	35,000	36,184
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2031	80,000	88,137
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2040	295,000	316,072
District Columbia Gen. Oblig. Series 2021 D, 5% 2/1/2031	60,000	68,732
		1,083,042
Special Tax - 0.4%
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2029	180,000	202,209
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2033	205,000	226,876
District Columbia Income Tax Rev Series 2020 C, 4% 5/1/2040	195,000	199,061
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2042	70,000	72,583
Washington DC Met Area Tran Auth Rev Series A 1, 5% 7/1/2029	10,000	10,581
		711,310
Transportation - 0.4%
District Columbia Rev (DC Garvee Proj.) Series 2020, 5% 12/1/2027	180,000	193,525
Metropolitan Wash DC Arpts Ath Series 2014A, 5% 10/1/2028 (f)	40,000	40,010
Metropolitan Wash DC Arpts Ath Series 2014A, 5% 10/1/2044 (f)	105,000	105,028
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (f)	65,000	68,318
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2041 (f)	205,000	203,128
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2025 (Assured Guaranty Inc Insured)	5,000	4,846
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured)	35,000	27,723
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2034 (Assured Guaranty Inc Insured)	70,000	49,168
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2036 (Assured Guaranty Inc Insured)	20,000	12,807
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Municipal Corp Insured)	20,000	15,850
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2044	100,000	98,935
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	45,000	42,735
		862,073
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2014C, 5% 10/1/2027	20,000	20,024
District Columbia Wtr & Swr Auth Pub Util Rev Series 2014C, 5% 10/1/2028	50,000	50,059
District Columbia Wtr & Swr Auth Pub Util Rev Series 2019 A, 5% 10/1/2044	130,000	138,795
		208,878
TOTAL DISTRICT OF COLUMBIA		2,891,324
FLORIDA - 4.4%
Education - 0.4%
Cap Proj Fin Auth FL Student Hsg Rev (Capfa Capital Corp 2000 F Proj.) 5% 10/1/2034	215,000	225,800
Florida Higher Edl Facs Fing Auth Rev (Nova Southeastern University Proj.) Series 2016, 5% 4/1/2035	40,000	40,830
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2015A, 4% 4/1/2045	100,000	98,292
Volusia Cnty FL Edl Fac Ath Rv (Stetson University, FL Proj.) Series 2015, 5% 6/1/2045	305,000	305,320
		670,242
Electric Utilities - 0.3%
Gainesville FL Utils Sys Rev Series 2021 A 1, 5% 10/1/2046	100,000	107,435
Jacksonville FL Elec Auth Sys Rev Series 2017B, 5% 10/1/2027	125,000	133,776
Orlando Fla Utils Commn Util Sys Rev Series 2018 A, 5% 10/1/2034	5,000	5,314
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	90,000	93,377
		339,902
Escrowed/Pre-Refunded - 0.1%
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (f)	60,000	63,315
Palm Beach Cnty FL Pub Impt Rev Series D, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	40,000	41,099
Palm Beach Cnty FL Pub Impt Rev Series D, 5% 12/1/2045 (Pre-refunded to 12/1/2025 at 100)	100,000	102,746
		207,160
General Obligations - 0.9%
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2016D, 4% 6/1/2032	25,000	25,397
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2018 A, 4% 6/1/2037	55,000	56,608
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2018B, 4% 6/1/2048	160,000	157,369
Florida St Brd Ed Pub Ed (Florida St Proj.) Gen. Oblig. Series 2019 D, 4% 6/1/2030	35,000	37,296
Florida St Gen. Oblig. Series 2021 B, 5% 7/1/2032	190,000	221,919
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	75,000	82,729
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2014, 5% 10/1/2028	65,000	65,123
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2027	80,000	85,904
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2029	25,000	27,934
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2032	60,000	65,899
Jacksonville Fla Spl Rev (Jacksonville FL Proj.) Series 2019 A, 5% 10/1/2034	100,000	109,505
Miami-Dade Cnty FL Sch Brd Ctf (Miami-Dade Cnty FL Sch Dist Proj.) Series 2015A, 5% 5/1/2026	100,000	101,323
Miami-Dade Cnty Fla Gen. Oblig. Series 2013 A, 5% 7/1/2026	55,000	55,873
Miami-Dade Cnty Fla Gen. Oblig. Series 2015 D, 3% 7/1/2039	10,000	9,105
Miami-Dade Cnty Fla Gen. Oblig. Series 2015B, 5% 7/1/2027	40,000	40,158
Miami-Dade Cnty Fla Seaport Rev (Miami-Dade Cnty Fla Proj.) Series SUB 2021 B2, 4% 10/1/2043	420,000	423,878
		1,566,020
Health Care - 0.6%
Brevard Cnty FL Health Facs Au Th Health Care Facs Rev (Health First Inc Proj.) Series 2014, 4% 4/1/2036	180,000	180,022
Florida Development Finance Corp (Lakeland FL Hosp Sys Rev Proj.) Series 2021, 5% 11/15/2026	100,000	104,549
Lakeland FL Hosp Sys Rev Series 2016, 3% 11/15/2032	10,000	9,580
Miami Beach FL Hlth Facs Auth Hosp Rev (MT Sinai Hospital Proj.) Series 2014, 5% 11/15/2039	25,000	25,020
North Broward Cnty Hospital FL Series 2017B, 5% 1/1/2032	10,000	10,480
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 4% 10/1/2045	65,000	65,009
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	85,000	81,444
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev (Acts Ret-Life Cmntys Inc Proj.) Series 2016, 5% 11/15/2032	25,000	25,761
South Broward Hosp Dist FL Rev Series 2017, 5% 5/1/2028	55,000	58,090
South Broward Hosp Dist FL Rev Series 2021 A, 2.375% 5/1/2045	375,000	271,981
Tampa FL Health Sys Rev (Baycare Health System Proj.) Series 2016 A, 4% 11/15/2046	140,000	135,156
		967,092
Special Tax - 0.5%
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2051	225,000	219,013
Florida St Brd of Ed Lottery Rev Series 2016 B, 5% 7/1/2026	65,000	67,794
Hillsborough Cnty FL Cap Impt Non-Ad Valorem Rev Series 2019, 3.125% 8/1/2046	50,000	42,711
Hillsborough Cnty FL Cap Impt Non-Ad Valorem Rev Series 2019, 3.25% 8/1/2049	20,000	17,021
Jacksonville Transportation Authority Series 2015, 5% 8/1/2035	150,000	152,140
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2044	155,000	66,118
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2046	10,000	3,901
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2047	50,000	18,669
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2031	5,000	3,803
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2032	15,000	10,905
Miami-Dade Cnty FL Spl Oblig Series 2016, 5% 10/1/2026	145,000	152,139
Miami-Dade Cnty FL Tran Sys Sales Surtax Rev Series 2019, 5% 7/1/2031	20,000	21,977
Miami-Dade Cty FL Sports Fac Tax 0% 10/1/2048 (Assured Guaranty Inc Insured)	15,000	5,474
Miami-Dade Cty FL Sports Fac Tax 6.875% 10/1/2034 (Assured Guaranty Inc Insured) (c)	255,000	302,358
Orange Cnty FL Tourist Dev Tax Series 2016 A, 4% 10/1/2034	20,000	20,061
Orange Cnty FL Tourist Dev Tax Series 2016 B, 4% 10/1/2036	30,000	30,124
Tampa FL Tax Alloc 0% 9/1/2053	5,000	1,274
		1,135,482
Transportation - 0.7%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (f)	100,000	103,693
Broward Cnty FL Arpt Sys Rev Series A, 5% 10/1/2033 (f)	35,000	35,483
Broward Cnty FL Prt Facs Rev Series 2019 B, 4% 9/1/2038 (f)	75,000	75,863
Florida St Dept Transn Tpk Rev Series 2016 B, 2.625% 7/1/2027	60,000	59,674
Florida St Dept Transn Tpk Rev Series 2021B, 2% 7/1/2043	155,000	105,495
Florida St Dept Transn Tpk Rev Series 2021C, 3% 7/1/2051	185,000	148,532
Miami-Dade Cnty Fla Aviat Rev 4% 10/1/2039	130,000	130,827
Miami-Dade Cnty Fla Aviat Rev 5% 10/1/2041	20,000	20,417
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 3% 7/1/2037 (Assured Guaranty Municipal Corp Insured)	50,000	47,019
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2040	20,000	20,088
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3.375% 7/1/2042	70,000	65,143
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2044	125,000	132,450
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2021, 5% 7/1/2026 (Assured Guaranty Municipal Corp Insured)	265,000	276,341
Osceola Cnty Fla Transn Rev (Osceola Parkway Proj.) Series 2019 A 2, 0% 10/1/2038	55,000	29,988
		1,251,013
Water & Sewer - 0.9%
Broward Cnty FL Wtr & Swr Util Series 2019 A, 4% 10/1/2043	200,000	202,185
City of North Miami Beach FL Series 2020A, 5% 8/1/2044	60,000	63,974
JEA FL Wtr & Swr Sys Rev Series 2017A, 4% 10/1/2034	15,000	15,352
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	475,000	452,910
Miami Beach Fla Wtr & Swr Rev Series 2017, 5% 9/1/2047	115,000	118,924
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 3.125% 10/1/2039	5,000	4,736
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2039	75,000	75,947
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 3% 10/1/2049	10,000	7,945
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019, 5% 10/1/2046	165,000	172,090
Miami-Dade Cnty FL Wtr & Swr Rev Series 2024A, 4.125% 10/1/2050	160,000	159,260
Tampa Fla Wtr & Wastewtr Sys Series 2020 A, 4% 10/1/2038	100,000	104,951
Tampa Fla Wtr & Wastewtr Sys Series 2020 A, 5% 10/1/2054	260,000	280,072
		1,658,346
TOTAL FLORIDA		7,795,257
GEORGIA - 2.4%
Education - 0.2%
Fulton Cnty GA Dev Auth Rev (University System of GA Proj.) 5% 6/15/2044	20,000	21,127
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2041	245,000	251,144
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2030	100,000	113,759
		386,030
Electric Utilities - 0.2%
Burke Cnty GA Dev Auth Pcr (Oglethorpe Power Corp Proj.) Series 2017 D, 4.125% 11/1/2045	20,000	19,380
Georgia Mun Elec Auth Pwr Rev Series 2024A, 5% 1/1/2035 (e)	225,000	257,694
Georgia Mun Elec Auth Pwr Rev Series HH, 4.125% 1/1/2049 (Assured Guaranty Municipal Corp Insured)	65,000	64,930
		342,004
Escrowed/Pre-Refunded - 0.1%
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2035 (Pre-refunded to 5/1/2025 at 100)	30,000	30,353
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2043 (Pre-refunded to 5/1/2025 at 100)	25,000	25,294
Metro Atlanta Rapid Tran Sales 5.25% 7/1/2027 (Escrowed to Maturity)	65,000	69,782
		125,429
General Obligations - 0.4%
Georgia St Gen. Oblig. Series 2016 F, 5% 1/1/2026	25,000	25,802
Georgia St Gen. Oblig. Series 2018A, 3% 7/1/2033	25,000	24,767
Georgia St Gen. Oblig. Series 2018A, 4% 7/1/2034	155,000	160,964
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2027	5,000	5,359
Georgia St Gen. Oblig. Series 2021 A, 4% 7/1/2035	105,000	113,049
Georgia St Gen. Oblig. Series 2022C, 5% 7/1/2031	205,000	236,986
Gwinnett Cnty GA Sch Dist Series 2019, 5% 2/1/2039	100,000	107,930
		674,857
Health Care - 0.6%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	105,000	104,174
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 5% 7/1/2026	20,000	20,833
Cobb Cnty GA Kennestone Hosp Series 2022A, 4% 4/1/2052	70,000	67,109
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series 2020 A, 5% 2/15/2031	50,000	55,144
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 5% 2/15/2045	255,000	259,711
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	275,000	251,565
Richmond Cnty GA Hosp Auth Rev Anticipation Ctfs (University Health Services Inc Proj.) Series 2016, 4% 1/1/2035	70,000	70,525
Richmond Cnty GA Hosp Auth Rev Anticipation Ctfs (University Health Services Inc Proj.) Series 2016, 5% 1/1/2027	105,000	109,004
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) Series 2019A, 3.125% 7/1/2044	110,000	91,991
		1,030,056
Housing - 0.1%
Georgia Hsg & Fin Auth Rev Series 2017 C, 3.75% 6/1/2048	110,000	106,608
Georgia Hsg & Fin Auth Rev Series 2018 A, 3.95% 12/1/2043	50,000	49,115
		155,723
Special Tax - 0.0%
Metro Atlanta Rapid Tran Sales Series 2019 A, 3.125% 7/1/2046	25,000	21,717
State G.O. - 0.6%
Main Street Natural Gas Inc Series 2019 A, 4% 5/15/2039 (Macquarie Group Ltd Guaranteed)	100,000	95,963
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (b)	690,000	754,229
		850,192
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2019 B, 4% 7/1/2049 (f)	125,000	122,791
Water & Sewer - 0.1%
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2028	25,000	25,328
Atlanta GA Wtr & Wastewtr Rev 5% 11/1/2029	5,000	5,064
Atlanta GA Wtr & Wastewtr Rev Series 2015, 5% 11/1/2040	40,000	40,354
Atlanta GA Wtr & Wastewtr Rev Series 2017 A, 5% 11/1/2032 (Pre-refunded to 11/1/2027 at 100)	25,000	26,875
Atlanta GA Wtr & Wastewtr Rev Series 2018 C, 4% 11/1/2037	15,000	15,336
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	20,000	16,086
		129,043
TOTAL GEORGIA		3,837,842
HAWAII - 0.9%
General Obligations - 0.3%
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2027	50,000	52,859
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2032	65,000	69,384
Hawaii St Gen. Oblig. Series 2019 FW, 3.5% 1/1/2038	35,000	35,205
Hawaii St Gen. Oblig. Series EY, 5% 10/1/2026	130,000	132,829
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2030	30,000	31,397
Honolulu HI City & Cnty Gen. Oblig. Series A, 5% 10/1/2039	100,000	101,546
Honolulu HI City & Cnty Gen. Oblig. Series C, 3% 10/1/2028	135,000	135,251
		558,471
Health Care - 0.0%
Hawaii Dpt Bg & Fin Spl Pur Rev (Queens Health System Proj.) Series 2015A, 4% 7/1/2040	35,000	35,013
Transportation - 0.4%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2035 (f)	80,000	81,190
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2039	100,000	102,212
Hawaii St Hbr Sys Rev Series 2020 C, 4% 7/1/2032	470,000	498,737
		682,139
Water & Sewer - 0.2%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2018 A, 3.375% 7/1/2042	40,000	37,229
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series 2019A, 4% 7/1/2037	100,000	102,977
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 4% 7/1/2033	235,000	238,665
		378,871
TOTAL HAWAII		1,654,494
IDAHO - 0.2%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, ID Proj.) Series 2018 A, 5% 3/1/2027	25,000	26,217
Idaho Health Facs Auth Rev (Trinity Health Proj.) 5.5% 12/1/2027	60,000	61,065
Idaho Health Facs Auth Rev (Trinity Health Proj.) Series 2015ID, 5.5% 12/1/2029	20,000	20,348
		107,630
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	105,000	107,725
TOTAL IDAHO		215,355
ILLINOIS - 4.3%
Education - 0.2%
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	105,000	106,827
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2014A, 5% 10/1/2030	105,000	105,000
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2041	25,000	25,885
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2048	20,000	20,563
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2043	80,000	74,828
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2021 A, 5% 10/1/2032	60,000	69,352
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	35,000	40,773
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2045	20,000	22,724
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024B, 5% 4/1/2034	15,000	17,681
		483,633
Electric Utilities - 0.1%
Northern Ill Mun Pwr Agy Pwr Proj Rev Series 2016 A, 5% 12/1/2029	45,000	47,175
Springfield IL Elec Rev Series 2015, 4% 3/1/2040 (Assured Guaranty Municipal Corp Insured)	35,000	35,025
Springfield IL Elec Rev Series 2015, 5% 3/1/2031	60,000	60,429
Springfield IL Elec Rev Series 2015, 5% 3/1/2032	115,000	115,789
		258,418
Escrowed/Pre-Refunded - 0.1%
Chicago IL Gen. Oblig. 5% 1/1/2026 (Pre-refunded to 1/1/2025 at 100)	10,000	10,041
Chicago IL Gen. Oblig. 5% 1/1/2026 (Pre-refunded to 1/1/2025 at 100)	5,000	5,016
Chicago IL Gen. Oblig. Series 2008C, 0% 1/1/2026 (Escrowed to Maturity)	85,000	81,756
		96,813
General Obligations - 1.4%
Chicago IL Gen. Oblig. 5% 1/1/2026	10,000	10,029
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2031	40,000	31,915
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2033	50,000	36,494
Chicago IL Gen. Oblig. Series 2002B, 5% 1/1/2026	5,000	5,013
Chicago IL Gen. Oblig. Series 2008C, 0% 1/1/2030	85,000	70,491
Chicago IL Gen. Oblig. Series 2015 C, 5% 1/1/2027	195,000	197,891
Chicago IL Gen. Oblig. Series 2015A, 5.5% 1/1/2033	20,000	20,067
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	15,000	15,584
Chicago IL Gen. Oblig. Series 2021 A, 4% 1/1/2035	35,000	35,130
Chicago IL Gen. Oblig. Series E, 5.5% 1/1/2035	45,000	45,137
Cook Cnty IL Gen. Oblig. Series 2018, 5% 11/15/2034	100,000	103,986
Illinois St Gen. Oblig. 5% 12/1/2036	25,000	28,063
Illinois St Gen. Oblig. 5% 2/1/2027	140,000	147,046
Illinois St Gen. Oblig. Series 2016, 4% 1/1/2031	70,000	70,472
Illinois St Gen. Oblig. Series 2017 A, 4.5% 12/1/2041	35,000	35,439
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	10,000	10,592
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	40,000	40,075
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	190,000	198,606
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	140,000	148,690
Illinois St Gen. Oblig. Series 2019 C, 4% 11/1/2044	25,000	24,538
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2031	20,000	22,462
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2030	210,000	210,203
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2031	70,000	69,060
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	50,000	52,603
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	160,000	176,595
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2032	160,000	180,546
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	100,000	109,590
Illinois St Gen. Oblig. Series NOVEMBER 2016, 4.125% 11/1/2031	40,000	40,444
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2036	100,000	102,489
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2040	85,000	84,780
Kendall Kane & Will Cnty IL Uni Sch Dist No 308 Series 2016, 5% 2/1/2031	65,000	66,490
		2,390,520
Health Care - 0.8%
Illinois Fin Auth Rev (Lurie Childrens Hospital Proj.) Series 2017, 5% 8/15/2026	135,000	140,786
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2031	25,000	25,252
Illinois Fin Auth Rev (Mercy Alliance Inc Proj.) Series 2016, 4% 12/1/2040	210,000	206,273
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 3.25% 5/15/2039	160,000	140,337
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	15,000	12,284
Illinois Fin Auth Rev (Rush University Medical Center Proj.) Series 2015A, 4% 11/15/2039	565,000	554,673
Illinois Finance Authority Rev (Advocate Aurora Health Inc Proj.) Series 2015, 4.125% 5/1/2045	125,000	121,223
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	80,000	62,991
		1,263,819
Housing - 0.0%
Illinois Housing Dev Auth (IL Hsg Revenue Bonds 3/1/2016 Proj.) Series 2018A, 4.125% 10/1/2038	15,000	15,209
Special Tax - 0.5%
Chicago IL Board of Education Series 2016, 5.75% 4/1/2035	100,000	105,130
Illinois St Sales Tax Rev Series 2021 A, 4% 6/15/2030	60,000	62,227
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	25,000	23,650
Illinois St Sales Tax Rev Series SEPTEMBER 2016 D, 3% 6/15/2031	35,000	33,846
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured)	30,000	23,401
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2034 (National Public Finance Guarantee Corporation Insured)	20,000	13,861
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured)	10,000	5,804
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured)	20,000	15,306
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured)	35,000	22,740
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (National Public Finance Guarantee Corporation Insured)	170,000	105,831
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (National Public Finance Guarantee Corporation Insured)	90,000	53,513
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Municipal Corp Insured)	600,000	228,899
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 12/15/2026	95,000	88,796
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Municipal Corp Insured)	15,000	3,631
Sales Tax Securitization Corp Series 2017 A, 5% 1/1/2028	50,000	53,576
		840,211
Transportation - 1.2%
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2029	60,000	65,925
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2030	125,000	130,662
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	45,000	48,184
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037 (f)	225,000	230,980
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2038	20,000	21,377
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	10,000	10,443
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (f)	35,000	34,568
Chicago IL O'Hare Intl Arpt Rev Series B, 5% 1/1/2033	30,000	31,156
Chicago IL O'Hare Intl Arpt Rev Series C, 5% 1/1/2037	100,000	101,685
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2046	110,000	110,201
Chicago IL O'Hare Intl Arpt Rev Series D, 5.25% 1/1/2042	250,000	258,377
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	25,000	25,272
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	50,000	51,301
Illinois St Toll Hwy Auth Hwy Rev Series 2014C, 5% 1/1/2030	100,000	100,609
Illinois St Toll Hwy Auth Hwy Rev Series 2017 A, 5% 1/1/2036	50,000	52,991
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2027	25,000	26,371
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2030	50,000	55,724
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2030	95,000	105,876
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	120,000	133,901
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	145,000	156,453
Illinois St Toll Hwy Auth Hwy Rev Series 2023 A, 5% 1/1/2044	20,000	22,218
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2033	35,000	40,456
		1,814,730
Water & Sewer - 0.0%
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	15,000	15,608
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2016, 4% 7/1/2030	60,000	60,892
		76,500
TOTAL ILLINOIS		7,239,853
INDIANA - 0.7%
Electric Utilities - 0.2%
Indiana Mun Pwr Agy Pwr Supply Series 2014A, 5% 1/1/2030	100,000	100,433
Indiana Mun Pwr Agy Pwr Supply Series 2014A, 5% 1/1/2031	65,000	65,268
Indiana Mun Pwr Agy Pwr Supply Series 2016 C, 5% 1/1/2039	230,000	236,146
		401,847
Escrowed/Pre-Refunded - 0.0%
Indiana Bond Bank Series 2008 B, 0% 6/1/2032 (Escrowed to Maturity)	70,000	55,713
General Obligations - 0.2%
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.75% 7/15/2058	345,000	401,979
Health Care - 0.1%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2017 C, 5% 11/1/2032	70,000	73,929
Indiana Health & Edl Fac Fing Auth Rev (Ascension Health Credit Group Proj.) Series 2006B 8, 5% 11/15/2046	100,000	102,067
		175,996
Special Tax - 0.1%
Carmel Ind Loc Pub Impt Bd Bank (Carmel Ind Proj.) Series 2016, 5% 7/15/2030	45,000	46,690
Indianapolis Ind Loc Pub Impt Bd Bank Series 2017 C, 5% 1/1/2033	40,000	42,644
Indianapolis Ind Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2033	100,000	108,072
Indianapolis Ind Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2054	25,000	26,152
		223,558
Water & Sewer - 0.1%
Indiana Finance Authority (Citizens Energy Group Water Proj.) Series 2021 A, 4% 10/1/2051	20,000	19,565
Indiana Finance Authority Series 2021 1, 3% 10/1/2040	45,000	40,968
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019E, 5% 2/1/2036	25,000	27,129
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2019E, 5% 2/1/2040	65,000	69,672
Indiana St Fin Auth Rev (Indiana State Revolving Fund Program Proj.) Series 2021 B, 5% 2/1/2041	150,000	164,760
Indianapolis IN Loc Pub Impt Bond Bank 0% 2/1/2028 (Ambac Assurance Corp Insured)	5,000	4,511
Indianapolis Ind Wtr Sys Rev (Citizens Energy Group Water Proj.) Series 2018 A, 5% 10/1/2030	55,000	59,581
		386,186
TOTAL INDIANA		1,645,279
IOWA - 0.3%
General Obligations - 0.0%
Iowa St Spl Oblig (Iowa St Proj.) Series 2019 A, 5% 6/1/2033	30,000	32,897
Housing - 0.0%
Iowa Fin Auth Single Family Mtg Rev Series 2019 A, 4% 7/1/2047	55,000	55,740
Tobacco Bonds - 0.1%
Tobacco Settlement Auth Iowa Tobacco Settlement Rev Series 2021A 2 CL 1, 4% 6/1/2040	215,000	217,184
Water & Sewer - 0.2%
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2017, 5% 8/1/2037	115,000	120,796
Iowa Fin Auth Rev (Iowa State Revolving Fund Program Proj.) Series 2020 A, 5% 8/1/2036	105,000	117,751
Iowa Fin Auth Rev Series 2023 C, 5% 8/1/2035	40,000	46,888
		285,435
TOTAL IOWA		591,256
KANSAS - 0.0%
General Obligations - 0.0%
Johnson & Miami Cntys Kans Uni Sch Dist No 230 Series B, 3% 9/1/2037	30,000	28,704
Health Care - 0.0%
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) Series 2019A, 4% 9/1/2048	50,000	48,382
TOTAL KANSAS		77,086
KENTUCKY - 0.5%
Electric Utilities - 0.1%
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 4% 9/1/2039	160,000	159,744
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 5% 9/1/2042	5,000	5,035
		164,779
General Obligations - 0.0%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2028	30,000	31,345
Health Care - 0.1%
Kentucky Eco Dev Fa Hlth Rev (Norton Healthcare Inc Proj.) 0% 10/1/2026 (National Public Finance Guarantee Corporation Insured)	100,000	92,746
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2016 A, 3% 10/1/2037	95,000	85,339
		178,085
Resource Recovery - 0.2%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2008 A, 2% 2/1/2032 (f)	365,000	310,561
State G.O. - 0.0%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2019C 1, 4% 8/1/2027 (Morgan Stanley Guaranteed)	50,000	50,826
Water & Sewer - 0.1%
Louisville & Jefferson KY Swr Sys Rev Series 2016 A, 3% 5/15/2046	70,000	56,691
Louisville & Jefferson KY Swr Sys Rev Series 2017 A, 3.25% 5/15/2046	100,000	85,865
		142,556
TOTAL KENTUCKY		878,152
LOUISIANA - 0.2%
Education - 0.0%
Louisiana Pub Facs Auth Rev (Loyola University, LA Proj.) Series 2017, 5.25% 10/1/2046 (c)	35,000	37,391
Escrowed/Pre-Refunded - 0.0%
New Orl LA Wtr Series 2015, 5% 12/1/2040 (Pre-refunded to 12/1/2025 at 100)	25,000	25,672
General Obligations - 0.0%
Louisiana St Gen. Oblig. Series 2021 A, 5% 3/1/2032	25,000	28,479
Louisiana St Gen. Oblig. Series 2023 A, 5% 4/1/2036	15,000	17,346
Louisiana St Gen. Oblig. Series D 1, 3% 12/1/2029	40,000	39,971
		85,796
Health Care - 0.0%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (Womens Hospital Foundation Proj.) Series 2017 A, 4% 10/1/2041	50,000	49,719
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 3.75% 7/1/2047	30,000	28,070
		77,789
Special Tax - 0.0%
Jefferson LA Sales Tax Dist Series 2019 B, 4% 12/1/2042 (Assured Guaranty Municipal Corp Insured)	5,000	5,012
Transportation - 0.2%
Louisiana St Grnt Antic Rev Series 2019A, 5% 9/1/2029	80,000	87,218
Louisiana St Grnt Antic Rev Series 2021, 5% 9/1/2033	100,000	111,406
New Orleans Aviation Board Series 2018A, 4% 10/1/2043 (Assured Guaranty Municipal Corp Insured)	150,000	147,715
		346,339
TOTAL LOUISIANA		577,999
MARYLAND - 1.3%
Education - 0.2%
University MD Sys Auxiliary Fac & Tuition Series 2021 A, 4% 4/1/2047	290,000	290,437
Escrowed/Pre-Refunded - 0.1%
Maryland St Hlth & HI Ed Facs Series 2015, 4% 7/1/2035 (Pre-refunded to 7/1/2025 at 100)	100,000	100,813
Montgomery Cnty MD Gen. Oblig. Series 2014A, 5% 11/1/2029 (Pre-refunded to 11/1/2024 at 100)	85,000	85,119
		185,932
General Obligations - 0.6%
Baltimore Cnty MD Gen. Oblig. Series 2019, 4% 3/1/2035	40,000	41,538
Montgomery Cnty MD Gen. Oblig. Series 2020 B, 4% 11/1/2031	100,000	109,080
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2030	30,000	32,450
State of Maryland Gen. Oblig. Series 2020 SECOND A, 5% 8/1/2029	150,000	168,250
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2030	50,000	55,381
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2031	70,000	77,189
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2028	120,000	131,737
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2032	130,000	149,549
State of Maryland Gen. Oblig. Series SECOND 2020A, 5% 8/1/2035	55,000	61,613
Washington Suburban San Dist MD Series 2016 SECOND, 4% 6/1/2042	10,000	10,035
Washington Suburban San Dist MD Series 2016 SECOND, 5% 6/1/2034	65,000	67,141
Washington Suburban San Dist MD Series 2023, 5% 6/1/2036	25,000	29,245
		933,208
Health Care - 0.0%
Maryland Health & Higher Educational Facilities Authority (Greater Baltimore Med Ctr, MD Proj.) Series 2021 A, 2.5% 7/1/2051	90,000	61,778
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 4% 5/15/2047	55,000	54,118
Maryland St Hlth & HI Ed Facs (Trinity Health Proj.) Series 2017 MD, 4% 12/1/2046	15,000	14,793
		130,689
Special Tax - 0.1%
Maryland St Dept Transn Cons Series 2018, 3% 5/1/2031	40,000	39,815
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	190,000	140,836
State of Maryland Built to Learn Revenue Series 2021, 4% 6/1/2037	115,000	119,345
		299,996
Transportation - 0.3%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (f)	100,000	95,487
Maryland St Transn Auth Transn 2.25% 7/1/2039	65,000	51,598
Maryland St Transn Auth Transn 3% 7/1/2047	145,000	121,581
Maryland St Transn Auth Transn 4% 7/1/2040	180,000	183,740
Maryland Trans Auth Psngr Fac Chrg Rev (Bwi Passenger Facilities Chrge Proj.) Series 2012B, 2.625% 6/1/2027 (f)	40,000	38,939
		491,345
TOTAL MARYLAND		2,331,607
MASSACHUSETTS - 2.6%
Education - 0.1%
Massachusetts Development Finance Agency (Springfield College, MA Proj.) Series 2021 B, 4% 6/1/2050	35,000	30,339
Massachusetts Development Finance Agency (Wellesley College, MA Proj.) Series 2018 L, 4% 7/1/2044	165,000	167,038
Massachusetts Ed Ln Auth Ed Ln (Mefa Issue I Proj.) Series 2015A ISSUE I, 5% 1/1/2026 (f)	60,000	60,179
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) Series BB 1, 4% 10/1/2046	25,000	24,654
Massachusetts St Hlth & Ed Fac (Boston College,Ma Proj.) 5.5% 6/1/2035	65,000	78,565
		360,775
Escrowed/Pre-Refunded - 0.2%
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 4.75% 8/15/2032 (Pre-refunded to 8/15/2025 at 100)	185,000	188,103
General Obligations - 1.6%
Boston Mass Gen. Oblig. Series 2017A, 5% 4/1/2026	40,000	41,670
Massachusetts St Gen. Oblig. 5% 1/1/2049	70,000	73,594
Massachusetts St Gen. Oblig. 5% 9/1/2029	150,000	168,554
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2029	70,000	72,853
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2031	45,000	46,619
Massachusetts St Gen. Oblig. Series 2016B, 4% 7/1/2033	75,000	75,918
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2026	40,000	41,811
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2027	5,000	5,357
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	10,000	8,514
Massachusetts St Gen. Oblig. Series 2016G, 4% 9/1/2032	75,000	76,040
Massachusetts St Gen. Oblig. Series 2017 E, 5% 11/1/2026	20,000	21,082
Massachusetts St Gen. Oblig. Series 2017D, 5% 7/1/2026	40,000	41,811
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2040	15,000	15,766
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2041	200,000	209,806
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2044	20,000	20,852
Massachusetts St Gen. Oblig. Series 2018 B, 5% 7/1/2027	20,000	21,427
Massachusetts St Gen. Oblig. Series 2018C, 5% 9/1/2030	150,000	170,997
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2030	35,000	39,712
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2041	25,000	26,801
Massachusetts St Gen. Oblig. Series 2019 G, 3% 9/1/2039	200,000	185,536
Massachusetts St Gen. Oblig. Series 2020 A, 5% 3/1/2029	175,000	194,622
Massachusetts St Gen. Oblig. Series 2020 B, 2% 3/1/2034	170,000	147,774
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	150,000	152,075
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2033	165,000	185,829
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2047	140,000	117,793
Massachusetts St Gen. Oblig. Series 2021 C, 5% 9/1/2029	50,000	56,185
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2034	20,000	23,600
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2032	55,000	64,641
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2035	100,000	105,167
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2047	155,000	159,986
Massachusetts St Gen. Oblig. Series A, 5% 7/1/2026	130,000	135,885
		2,708,277
Health Care - 0.0%
Massachusetts Development Finance Agency (Wellforce Inc Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Municipal Corp Insured)	10,000	8,044
Massachusetts St Dev Fin Agy Rev (Beth Israel Lahey Health Proj.) Series 2016 I, 3% 7/1/2032	25,000	24,445
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2015D, 4% 7/1/2045	25,000	24,394
		56,883
Housing - 0.0%
Massachusetts St Hsg Fin Agy (Housing Bond Resolution 12/10/02 Proj.) Series A, 4.5% 12/1/2048 (f)	10,000	9,436
Special Tax - 0.5%
Mass Bay Tran Auth Assemnt Series 2022 A 2, 5% 7/1/2052	200,000	217,397
Mass Bay Tran Auth Sls Tax 5.25% 7/1/2028	20,000	22,100
Mass Bay Tran Auth Sls Tax 5.25% 7/1/2028	40,000	44,201
Mass Bay Tran Auth Sls Tax Series B, 5% 7/1/2033	5,000	5,071
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2037	15,000	16,715
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2039	15,000	16,584
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	50,000	54,022
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2046	30,000	30,812
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016C, 5% 11/15/2034	35,000	36,458
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured)	10,000	11,385
Massachusetts St Transn Fd Rev 5% 6/1/2047	20,000	20,681
Massachusetts St Transn Fd Rev 5% 6/1/2048	130,000	135,827
Massachusetts St Transn Fd Rev Series 2015 A, 3.25% 6/1/2035	150,000	147,243
Massachusetts St Transn Fd Rev Series 2016B, 4% 6/1/2045	175,000	173,455
Massachusetts St Transn Fd Rev Series 2021A, 3% 6/1/2050	185,000	151,132
		1,083,083
Transportation - 0.0%
Massachusetts St Port Auth Rev Series 2019 B, 3% 7/1/2049	70,000	56,165
Water & Sewer - 0.2%
Massachusetts St Wtr Res Auth 5.25% 8/1/2030 (Assured Guaranty Municipal Corp Insured)	145,000	167,628
Massachusetts St Wtr Res Auth 5.25% 8/1/2032 (Assured Guaranty Municipal Corp Insured)	25,000	29,771
Massachusetts St Wtr Res Auth Series 2020 B, 5% 8/1/2043	140,000	152,621
		350,020
TOTAL MASSACHUSETTS		4,812,742
MICHIGAN - 1.5%
Escrowed/Pre-Refunded - 0.1%
University MI Univ Revs Series 2015, 5% 4/1/2032 (Pre-refunded to 4/1/2026 at 100)	125,000	129,462
General Obligations - 0.4%
Detroit Mich Sch Dist Series 2005A, 5.25% 5/1/2029 (Assured Guaranty Municipal Corp Insured), (State of Michigan Guaranteed)	180,000	201,186
Lincoln MI Cons Sch Dist Series 2016 A, 5% 5/1/2040 (Assured Guaranty Municipal Corp Insured), (State of Michigan Guaranteed)	330,000	336,029
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	60,000	50,486
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2015 I, 5% 4/15/2026	40,000	40,917
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2028	25,000	26,262
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2030	15,000	15,694
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 4/15/2036	115,000	119,696
Muskegon MI Pub Schs Series 2021 II, 5% 5/1/2051 (State of Michigan Guaranteed)	60,000	64,086
		854,356
Health Care - 0.2%
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3% 11/15/2033	240,000	233,549
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3.25% 11/15/2042	25,000	20,577
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 4% 11/15/2046	50,000	47,917
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2047	40,000	39,211
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 5% 2/15/2034	55,000	59,403
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	20,000	19,155
Michigan St Hosp Fin Auth Rev (Trinity Health Proj.) Series 2008C, 5% 12/1/2027	35,000	37,500
		457,312
Housing - 0.2%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019B, 3.1% 12/1/2044	210,000	182,690
Michigan Hsg Dev Rental Hsg (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2020 A 1, 2.7% 10/1/2045	160,000	123,139
Michigan Hsg Dev Rental Hsg Series 2018 A, 4.05% 10/1/2048	100,000	96,746
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage Proj.) Series B, 3.1% 12/1/2031	50,000	48,335
		450,910
Special Tax - 0.1%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	10,000	9,647
Michigan St Trunk Line Fd 4% 11/15/2037	25,000	25,993
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2040	80,000	81,969
		117,609
Transportation - 0.3%
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2026 (f)	35,000	36,137
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2028 (f)	55,000	58,173
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 12/31/2031 (f)	20,000	21,007
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2028 (f)	15,000	15,778
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2029 (f)	60,000	63,417
Michigan St Strategic Fd Ltd Oblig Rev (Oakland Corridor Partners LLC Proj.) Series 2018, 5% 6/30/2031 (f)	70,000	73,608
Wayne Cnty Mich Arpt Auth Rev Series 2018A, 5% 12/1/2034	50,000	53,667
Wayne Cnty Mich Arpt Auth Rev Series 2021 B, 5% 12/1/2035 (f)	50,000	54,600
		376,387
Water & Sewer - 0.2%
Great Lakes Sewer Auth Mich Series 2023A, 5% 7/1/2038	25,000	28,872
Great Lakes Sewer Auth Mich Series C, 5% 7/1/2036	15,000	15,496
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2018 A, 5% 7/1/2027	65,000	69,301
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 A, 5% 7/1/2035	50,000	57,306
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2022 B, 5% 7/1/2035	15,000	17,113
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023A, 5% 7/1/2038	15,000	17,310
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series C, 5% 7/1/2033	50,000	51,704
Michigan Fin Auth Rev (MI St Clean Wtr Revolving Fnd Proj.) Series 2018B, 5% 10/1/2028	130,000	142,847
		399,949
TOTAL MICHIGAN		2,785,985
MINNESOTA - 1.3%
General Obligations - 1.1%
Forest Lake Minn Inpt Sch Dist Series 2016 A, 3.25% 2/1/2046 (Minnesota St Guaranteed)	200,000	175,683
Hennepin Cnty Minn Gen. Oblig. Series 2019 B, 5% 12/15/2029	120,000	132,394
Hennepin Cnty Minn Gen. Oblig. Series 2020 C, 5% 12/15/2035	250,000	277,574
Minnesota St Gen. Oblig. Series 2015 A, 5% 8/1/2028	110,000	112,101
Minnesota St Gen. Oblig. Series 2015B, 2.95% 8/1/2027	40,000	39,991
Minnesota St Gen. Oblig. Series 2017 A, 5% 10/1/2028	25,000	26,946
Minnesota St Gen. Oblig. Series 2018 B, 3.25% 8/1/2036	5,000	4,961
Minnesota St Gen. Oblig. Series 2019 B, 5% 8/1/2027	100,000	107,312
Minnesota St Gen. Oblig. Series 2020 A, 5% 8/1/2033	100,000	112,988
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	455,000	477,884
Minnesota St Gen. Oblig. Series 2021 A, 5% 9/1/2029	125,000	140,380
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.125% 2/1/2040 (Minnesota St Guaranteed)	145,000	108,846
		1,717,060
Health Care - 0.0%
Apple Vy Minn Sr Living Rev (Minnesota Senior Living Proj.) Series 2016 A 1, 4.25% 1/1/2037	30,000	25,855
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2019, 5% 5/1/2048	15,000	15,661
		41,516
Housing - 0.2%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 2.55% 1/1/2046	285,000	217,517
Minnesota Housing Finance Agency Series 2019 F, 3.75% 1/1/2050	95,000	95,305
		312,822
Transportation - 0.0%
Minneapolis Met Airport Commis Series 2019 A, 5% 1/1/2049	35,000	36,801
TOTAL MINNESOTA		2,108,199
MISSISSIPPI - 0.1%
General Obligations - 0.0%
Mississippi Dev Bank Spl Oblig (Mississippi St Proj.) Series 2013C, 5% 1/1/2027	15,000	15,804
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	65,000	69,371
		85,175
Special Tax - 0.1%
Mississippi Dev Bank Spl Oblg Series A, 5% 8/1/2026	65,000	67,504
Mississippi Dev Bank Spl Oblg Series A, 5% 8/1/2027	50,000	52,965
Mississippi Gaming Tax Rev Series 2019 A, 5% 10/15/2028	25,000	27,144
		147,613
TOTAL MISSISSIPPI		232,788
MISSOURI - 0.2%
Electric Utilities - 0.0%
City of Springfield MO Public Utility Revenue Series 2015, 4% 8/1/2031	50,000	50,177
Missouri Joint Muni Elec Util Comm Pwr Proj Rev Series 2016 A, 4% 12/1/2036	40,000	40,307
		90,484
General Obligations - 0.0%
Missouri St Brd Pub Bldgs Spl (Missouri St Proj.) Series 2014A, 3% 10/1/2029	30,000	30,000
Health Care - 0.1%
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	60,000	55,099
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	140,000	136,758
Missouri Hlth & Edl Facs Rev (St Lukes Hospital,Kan City, MO Proj.) Series 2016, 5% 11/15/2028	10,000	10,358
		202,215
Housing - 0.0%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2019B, 3.35% 11/1/2049	30,000	26,762
Special Tax - 0.1%
Bi-State Dev Agy MO Tran Sales Tax Approp Rev Series 2019, 4% 10/1/2048	180,000	176,419
Transportation - 0.0%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2057 (Assured Guaranty Municipal Corp Insured) (f)	65,000	67,150
TOTAL MISSOURI		593,030
MONTANA - 0.2%
Health Care - 0.2%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2016, 5% 2/15/2028	65,000	67,553
Montana Facility Fin Auth Rev (IHC Health Services Inc Proj.) Series 2019A, 4% 1/1/2036	110,000	112,713
Montana Facility Fin Auth Rev (IHC Health Services Inc Proj.) Series 2019A, 5% 1/1/2030	150,000	168,073
		348,339
TOTAL MONTANA		348,339
NEBRASKA - 0.3%
Education - 0.0%
University NE Facs Corp Rev Series 2021A, 4% 7/15/2062	85,000	82,658
Electric Utilities - 0.2%
Omaha Public Power District Series 2022 A, 4% 2/1/2042	40,000	41,003
Omaha Public Power District Series 2024 B, 5% 2/1/2035	325,000	380,582
		421,585
Escrowed/Pre-Refunded - 0.0%
University NE Univ Revs Series 2016A, 3% 7/1/2039 (Pre-refunded to 7/1/2026 at 100)	45,000	45,400
Health Care - 0.1%
Sarpy Cnty NE Hosp Auth No 1 Series 2016, 4% 5/15/2051	140,000	133,030
TOTAL NEBRASKA		682,673
NEVADA - 0.4%
General Obligations - 0.2%
Clark Cnty NV Gen. Oblig. Series 2016B, 5% 11/1/2027	50,000	52,463
Clark Cnty NV Gen. Oblig. Series 2019 A, 5% 12/1/2028	40,000	44,151
Clark Cnty NV Gen. Oblig. Series 2019, 3% 6/1/2038	65,000	59,855
Clark Cnty NV School Dist 5.25% 6/15/2035	205,000	236,568
Clark Cnty NV School Dist Series 2019 A, 3% 6/15/2039 (Assured Guaranty Municipal Corp Insured)	20,000	18,242
Washoe Cnty Nev Sch Dist Series 2017 C, 3.125% 10/1/2040 (Assured Guaranty Municipal Corp Insured)	50,000	45,828
		457,107
Special Tax - 0.1%
Clark Cnty NV Hwy Impt Rev Series 2017, 5% 7/1/2030	10,000	10,605
Las Vegas Convention & Visitors Authority Series 2018 B, 4% 7/1/2049	95,000	90,662
Las Vegas Convention & Visitors Authority Series 2018 C, 4% 7/1/2048	50,000	48,643
		149,910
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2042	40,000	42,672
Water & Sewer - 0.1%
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Series 2016, 3% 7/1/2030	75,000	74,912
Las Vegas Valley NV Gen. Oblig. Series 2022A, 4% 6/1/2041	215,000	221,566
		296,478
TOTAL NEVADA		946,167
NEW JERSEY - 2.8%
Education - 0.0%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (f)	35,000	33,442
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019A, 5% 12/1/2027	35,000	37,367
New Jersey Educational Facilities Authority (Stevens Institute of Technolgy Proj.) Series 2017 A, 4% 7/1/2047	40,000	38,322
		109,131
Electric Utilities - 0.1%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) Series 2019 B, 2.05% tender 10/1/2039 (b)	75,000	67,670
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (f)	205,000	172,996
		240,666
Escrowed/Pre-Refunded - 0.3%
New Jersey Bldg Auth St Bldg Series 2016A, 5% 6/15/2029 (Pre-refunded to 6/15/2026 at 100)	225,000	234,451
New Jersey Econom Dev Auth Rev Series 2016 AAA, 5% 6/15/2041 (Pre-refunded to 12/15/2026 at 100)	55,000	58,124
New Jersey Econom Dev Auth Rev Series 2018EEE, 5% 6/15/2033	80,000	88,513
New Jersey Econom Dev Auth Rev Series WW, 5% 6/15/2037 (Pre-refunded to 6/15/2025 at 100)	30,000	30,447
		411,535
General Obligations - 1.7%
Edison Twp NJ Gen. Oblig. 2% 3/15/2037	100,000	79,795
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series WW, 5.25% 6/15/2028	30,000	30,453
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.375% 6/15/2027	60,000	60,496
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2037	40,000	40,706
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	35,000	38,435
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	15,000	15,599
New Jersey St Gen. Oblig. 2% 6/1/2037	105,000	81,413
New Jersey St Gen. Oblig. 3% 6/1/2032	90,000	89,146
New Jersey St Gen. Oblig. 4% 6/1/2034 (Pre-refunded to 6/1/2025 at 100)	10,000	10,077
New Jersey Trans Trust Fund Auth 0% 12/15/2025	40,000	38,549
New Jersey Trans Trust Fund Auth 0% 12/15/2025	60,000	57,824
New Jersey Trans Trust Fund Auth 0% 12/15/2026	90,000	84,379
New Jersey Trans Trust Fund Auth 0% 12/15/2027	30,000	27,290
New Jersey Trans Trust Fund Auth 0% 12/15/2029	20,000	17,039
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Municipal Corp Insured)	45,000	38,475
New Jersey Trans Trust Fund Auth 0% 12/15/2031	180,000	141,904
New Jersey Trans Trust Fund Auth 0% 12/15/2032	65,000	49,283
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Municipal Corp Insured)	40,000	30,574
New Jersey Trans Trust Fund Auth 0% 12/15/2033	15,000	10,964
New Jersey Trans Trust Fund Auth 0% 12/15/2034	140,000	98,501
New Jersey Trans Trust Fund Auth 0% 12/15/2037	45,000	27,904
New Jersey Trans Trust Fund Auth 0% 12/15/2038	35,000	20,571
New Jersey Trans Trust Fund Auth 5% 6/15/2030	305,000	341,312
New Jersey Trans Trust Fund Auth 5% 6/15/2038	200,000	227,549
New Jersey Trans Trust Fund Auth 5% 6/15/2048	230,000	249,309
New Jersey Trans Trust Fund Auth Series 2009C, 5.25% 6/15/2032	65,000	65,428
New Jersey Trans Trust Fund Auth Series 2015AA, 4.625% 6/15/2030	165,000	166,769
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2027	20,000	20,332
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2031	135,000	137,056
New Jersey Trans Trust Fund Auth Series 2015AA, 5.25% 6/15/2032	70,000	71,034
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	250,000	268,346
New Jersey Trans Trust Fund Auth Series 2019 AA, 4% 6/15/2036	20,000	20,446
New Jersey Trans Trust Fund Auth Series 2019 BB, 3.25% 6/15/2039	25,000	23,377
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	75,000	80,840
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2026	135,000	141,020
NJ Health Care Facs Fing Auth St Contract (New Jersey St Proj.) Series 2017, 5% 10/1/2027	15,000	16,000
South Jersey Port Corp NJ Rev (New Jersey St Proj.) Series 2017B, 5% 1/1/2037 (f)	25,000	26,039
		2,944,234
Health Care - 0.2%
New Jersey Health Care (Hackensack Meridian Health Inc Proj.) Series 2017A, 4% 7/1/2052	125,000	121,253
New Jersey Health Care (Inspira Health Proj.) Series 2017A, 5% 7/1/2042	40,000	41,203
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 3% 7/1/2032	25,000	23,081
New Jersey Health Care (St Joseph Hosp & Med Ctr, NJ Proj.) Series 2016, 3.125% 7/1/2033	150,000	137,743
		323,280
Tobacco Bonds - 0.1%
Tobacco Settlement Fin Corp NJ Series 2018 A, 4% 6/1/2037	30,000	30,115
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2029	130,000	138,368
		168,483
Transportation - 0.4%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	15,000	15,223
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2030	25,000	25,807
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	50,000	51,613
New Jersey Turnpike Authority 4.25% 1/1/2043	50,000	51,992
New Jersey Turnpike Authority 5% 1/1/2046	225,000	249,582
New Jersey Turnpike Authority 5.25% 1/1/2026 (Assured Guaranty Municipal Corp Insured)	30,000	31,002
New Jersey Turnpike Authority Series 2016A, 5% 1/1/2033	50,000	51,199
New Jersey Turnpike Authority Series 2017 A, 5% 1/1/2035	110,000	114,606
New Jersey Turnpike Authority Series 2017B, 4% 1/1/2035	30,000	30,680
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2029	15,000	16,182
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2031	155,000	166,066
		803,952
TOTAL NEW JERSEY		5,001,281
NEW MEXICO - 0.4%
Escrowed/Pre-Refunded - 0.0%
New Mexico St Hosp Equip Ln Council Hosp Rev Series 2015A, 4.125% 8/1/2044 (Pre-refunded to 8/1/2025 at 100)	40,000	40,321
Housing - 0.3%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2021 C CL I, 3% 1/1/2052	300,000	295,688
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2022 C, 3.95% 9/1/2047	195,000	188,459
New Mexico Mtg Fin Auth Series 2019 F, 3.05% 7/1/2044	100,000	86,348
New Mexico Mtg Fin Auth Series 2019 F, 3.5% 7/1/2050	45,000	44,978
		615,473
Special Tax - 0.1%
New Mexico St Severance Tax Series 2022B, 5% 7/1/2031	135,000	154,988
TOTAL NEW MEXICO		810,782
NEW YORK - 18.1%
Education - 1.3%
Monroe Cnty NY Indl Dev Corp (University of Rochester, NY Proj.) Series 2015A, 5% 7/1/2027	105,000	106,608
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series 2018B, 5% 10/1/2038	45,000	48,083
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series A, 5% 10/1/2047	30,000	36,410
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 4% 7/1/2043	165,000	165,234
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 5% 7/1/2037	100,000	103,469
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 4% 7/1/2043	100,000	99,710
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 5% 7/1/2029	60,000	62,447
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2040	30,000	32,085
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020 A2, 5% 7/1/2031	25,000	28,577
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 4% 7/1/2050	130,000	131,262
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 5% 7/1/2030	190,000	218,170
New York St Dorm Auth Revs Non St Supported Debt (New York Univ, NY Proj.) Series 2019A, 5% 7/1/2027	20,000	21,426
New York St Dorm Auth Revs Non St Supported Debt (St Johns Univ, NY Proj.) 5% 7/1/2026	100,000	103,835
New York St Dorm Auth Revs Non St Supported Debt (State University of New York Proj.) Series 2021 B, 3% 7/1/2045	100,000	82,853
New York State Dormitory Authority (MT Sinai - Icahn Sch of Medicine Proj.) Series 2015A, 5% 7/1/2040	235,000	235,800
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2039	25,000	27,110
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2040	160,000	172,852
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2037	375,000	410,086
		2,086,017
Electric Utilities - 0.5%
Long Island Pwr Auth NY Elec 0% 6/1/2029 (Assured Guaranty Municipal Corp Insured)	90,000	76,884
Long Island Pwr Auth NY Elec 5% 9/1/2030	120,000	136,500
Long Island Pwr Auth NY Elec Series 2016 B, 5% 9/1/2046	40,000	41,007
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2047	30,000	31,259
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2035	20,000	21,544
Long Island Pwr Auth NY Elec Series 2019 A, 5% 9/1/2026	150,000	157,543
Long Island Pwr Auth NY Elec Series 2024A, 5% 9/1/2034	220,000	263,615
Utility Debt Securitization Authority Series 2015, 3% 12/15/2032	80,000	79,456
Utility Debt Securitization Authority Series 2017, 5% 12/15/2038	25,000	26,366
Utility Debt Securitization Authority Series 2017, 5% 12/15/2041	50,000	52,464
		886,638
Escrowed/Pre-Refunded - 0.2%
New York St Dorm Auth St Pers Income Tax Rev Series 2016 D, 5% 2/15/2026 (Escrowed to Maturity)	105,000	108,386
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2027	110,000	116,904
		225,290
General Obligations - 2.7%
Brookhaven NY Gen. Oblig. Series 2020 C, 5% 1/15/2027	115,000	122,158
City of New York NY Gen. Oblig. Series 2008 L 6, 5% 4/1/2031	50,000	54,709
City of New York NY Gen. Oblig. Series 2017, 5% 12/1/2037	760,000	788,793
City of New York NY Gen. Oblig. Series 2018 1, 5% 8/1/2028	10,000	10,649
City of New York NY Gen. Oblig. Series 2018 B 1, 4% 10/1/2040	260,000	262,363
City of New York NY Gen. Oblig. Series 2018 C, 5% 8/1/2027	25,000	26,768
City of New York NY Gen. Oblig. Series 2018 E 1, 5% 3/1/2031	240,000	257,862
City of New York NY Gen. Oblig. Series 2019 D1, 4% 12/1/2041	50,000	50,332
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2026	200,000	209,117
City of New York NY Gen. Oblig. Series 2021 C, 5% 8/1/2029	260,000	290,047
City of New York NY Gen. Oblig. Series A(A 1), 4% 8/1/2044	20,000	20,042
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2035	120,000	130,753
City of New York NY Gen. Oblig. Series A, 5% 8/1/2026	150,000	152,780
City of New York NY Gen. Oblig. Series B 1, 3.25% 10/1/2042	55,000	49,171
City of New York NY Gen. Oblig. Series C, 3% 8/1/2034	25,000	24,284
City of New York NY Gen. Oblig. Series E, 5% 8/1/2026	75,000	78,419
City of New York NY Gen. Oblig. Series FISCAL 2008 J 9, 5% 8/1/2026	250,000	261,396
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2042	125,000	126,016
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2032	70,000	76,958
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5.25% 10/1/2047	235,000	260,645
Hempstead Town New York Gen. Oblig. Series 2021, 2.125% 6/15/2040	250,000	188,797
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2016 S 1, 5% 7/15/2026	50,000	51,598
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	155,000	145,959
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2031	30,000	32,373
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2034	5,000	5,367
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2023 SUB S 1A, 5% 7/15/2028	400,000	438,556
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2035	35,000	37,069
New York St Dorm Auth Revs Non St Supportd Debt (Scio N Y Cent Sch Dist Proj.) Series A, 5% 10/1/2029	15,000	15,918
New York St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) 5% 10/1/2031 (Assured Guaranty Municipal Corp Insured)	225,000	242,958
New York St Gen. Oblig. Series 2013A, 3.5% 3/1/2043	40,000	37,710
Westchester Cnty NY Gen. Oblig. Series 2018 A, 4% 12/1/2027	50,000	52,014
Westchester Cnty NY Gen. Oblig. Series 2019 D, 4% 12/15/2028	20,000	21,060
		4,522,641
Health Care - 0.3%
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2016 B, 3% 7/1/2029	150,000	142,392
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2016 B, 4% 7/1/2041	40,000	39,808
New York St Dorm Auth Revs Non St Supported Debt (Maimonides Medical Center Proj.) Series 2020, 3% 2/1/2050	55,000	43,882
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 3% 7/1/2034	120,000	114,498
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 5% 7/1/2030	20,000	22,253
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2018 A, 4% 8/1/2038	60,000	59,732
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Medical Center Proj.) Series 2018 A, 5% 8/1/2025	100,000	100,292
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2022 A, 4.25% 5/1/2052	40,000	39,947
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 4.125% 5/1/2042	50,000	50,014
New York State Dormitory Authority (Northwell Health Proj.) Series 2015A, 5% 5/1/2033	40,000	40,382
Westchester County Local Development Corp (Westchester Cnty NY Healthcare Proj.) Series 2016, 3.75% 11/1/2037	45,000	39,110
		692,310
Housing - 0.5%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series H, 2.95% tender 11/1/2045 (Liquidity Facility Fannie Mae) (b)	15,000	14,967
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series I 1, 3.95% 11/1/2036	70,000	70,189
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2017 L, 3.45% 11/1/2042	25,000	22,789
New York St Hsg Fin Agy (Affordable Housing Revenue Bonds 8/22/2007 Proj.) Series 2019 N, 3.05% 11/1/2052	55,000	43,309
New York St Hsg Fin Agy Series 2019 P, 3.15% 11/1/2054	25,000	20,179
New York St Hsg Fin Agy Series 2021G, 2.4% 11/1/2041	210,000	159,459
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY EIGHTH, 3.45% 10/1/2033	5,000	4,968
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.25% 11/1/2049	30,000	25,962
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.45% 5/1/2059	10,000	8,591
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 D 1B, 2.4% 11/1/2050	75,000	50,869
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 A 1, 2.05% 11/1/2033	135,000	114,297
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 C 1, 2.25% 11/1/2041	110,000	83,620
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	205,000	165,448
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K 1, 2.45% 11/1/2041	160,000	122,491
State of New York Mortgage Agency (NY Homeowner Mortgage Proj.) Series 225, 2.3% 10/1/2040	155,000	122,635
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.85% 10/1/2044	25,000	20,586
		1,050,359
Industrial Development - 0.2%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	115,000	135,631
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.5% 10/1/2037	25,000	30,326
New York Liberty Dev Corp Series 2019 CL 2, 2.625% 9/15/2069	150,000	140,630
		306,587
Other - 0.1%
New York City Trust Cultural Resources Rev (Museum of Modern Art, NY Proj.) Series 2016 ONE E, 4% 4/1/2027	15,000	15,503
New York City Trust Cultural Resources Rev (Museum of Modern Art, NY Proj.) Series 2016 ONE E, 4% 4/1/2028	75,000	77,532
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 4% 7/1/2049	45,000	44,444
		137,479
Special Tax - 6.5%
Battery Pk City Auth NY Rev Series 2019A, 5% 11/1/2049	190,000	203,955
Battery Pk City Auth NY Rev Series 2023 A, 5% 11/1/2053	145,000	160,531
Brooklyn Arena Local Dev Corp N Y Series A, 3% 7/15/2043 (Assured Guaranty Municipal Corp Insured)	25,000	20,165
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2036	120,000	122,492
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2044	35,000	34,709
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2030	55,000	57,968
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	40,000	41,678
Hudson Yds Infrastructure Corp NY Rev Series FISCAL 2022 A, 4% 2/15/2039	95,000	99,054
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2041	20,000	22,591
New York NY City Ida Rev (Yankees Hldgs LP Proj.) 0% 3/1/2039 (Assured Guaranty Inc Insured)	10,000	5,481
New York NY City Ida Rev (Yankees Hldgs LP Proj.) 0% 3/1/2045 (Assured Guaranty Inc Insured)	25,000	9,963
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2009A, 0% 3/1/2027	90,000	83,414
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2009A, 0% 3/1/2037	50,000	30,635
New York NY City Ida Rev (Yankees Hldgs LP Proj.) Series 2009A, 0% 3/1/2044	45,000	18,909
New York NY City Transitional Fin Auth Rev 5% 11/1/2032	170,000	192,595
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	50,000	52,044
New York NY City Transitional Fin Auth Rev Series 2017, 3% 5/1/2034	50,000	49,544
New York NY City Transitional Fin Auth Rev Series 2017, 4% 5/1/2037	80,000	81,296
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2040	15,000	15,347
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2038	55,000	57,714
New York NY City Transitional Fin Auth Rev Series 2018 B 1, 5% 8/1/2029	150,000	158,913
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2033	360,000	385,619
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2036	240,000	255,466
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2036	465,000	496,701
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 3.25% 11/1/2043	140,000	126,674
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2036	50,000	51,604
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2037	30,000	30,834
New York NY City Transitional Fin Auth Rev Series A-1, 5% 8/1/2029	100,000	100,127
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2038	100,000	102,031
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2039	20,000	20,338
New York NY City Transitional Fin Auth Rev Series B1, 5% 11/1/2028	30,000	30,662
New York NY City Transitional Fin Auth Rev Series B1, 5% 11/1/2035	105,000	106,966
New York NY City Transitional Fin Auth Rev Series C, 5% 11/1/2026	40,000	42,096
New York NY City Transitional Fin Auth Rev Series FISCAL 2001 C, 4% 2/1/2027	70,000	72,430
New York NY City Transitional Fin Auth Rev Series FISCAL 2014 C, 5% 11/1/2025	30,000	30,038
New York NY City Transitional Fin Auth Rev Series FISCAL 2020 B 1, 4% 11/1/2045	415,000	415,090
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 3, 4% 5/1/2042	260,000	262,499
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2040	10,000	10,245
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 5% 5/1/2041	100,000	108,700
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2035	80,000	84,014
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 5% 11/1/2031	150,000	169,075
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2038	100,000	103,845
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2044	30,000	30,217
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 5% 2/1/2037	100,000	112,888
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5% 11/1/2033	445,000	514,882
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	190,000	210,800
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2038	235,000	271,005
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2016 A, 5% 3/15/2029 (Pre-refunded to 9/15/2026 at 100)	80,000	84,192
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2043	75,000	77,365
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2044	210,000	216,349
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2018 E, 5% 3/15/2048	75,000	78,618
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2016 D, 5% 2/15/2026 (Escrowed to Maturity)	10,000	10,342
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2018A, 5% 3/15/2032	50,000	54,258
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2039	100,000	107,161
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2040	90,000	96,102
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	120,000	98,161
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2022 A, 4% 3/15/2039	220,000	227,176
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 4% 3/15/2054	595,000	574,419
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2037	500,000	583,085
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2048	600,000	675,263
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2042	15,000	15,839
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2044	25,000	26,330
New York State Dormitory Authority (New York State Pit Proj.) 3% 3/15/2049	105,000	85,871
New York State Dormitory Authority 5% 2/15/2039	15,000	15,815
New York State Dormitory Authority 5% 2/15/2043	50,000	52,364
New York State Urban Development Corp (New York State Pit Proj.) Series 2016 A, 5% 3/15/2026 (Escrowed to Maturity)	20,000	20,747
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	65,000	64,843
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	85,000	84,149
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2036	500,000	557,195
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 4% 3/15/2058	135,000	132,624
New York Urban Eev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 4% 3/15/2046	75,000	74,651
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2032	90,000	66,506
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2036	100,000	61,333
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2038	75,000	41,409
NY Convention Ctr Dev Corp Rev Series B, 0% 11/15/2044	75,000	29,302
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032	225,000	171,657
NY Mta Dedicated Tax Fund Series 2012A, 3% 11/15/2028	190,000	190,016
NY Mta Dedicated Tax Fund Series 2016 A, 5% 11/15/2026	90,000	94,873
NY Mta Dedicated Tax Fund Series 2016 A, 5.25% 11/15/2028	150,000	157,656
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2033	350,000	354,711
NY Payroll Mobility Tax Series 2021 SUB C 3, 4% 5/15/2051	540,000	538,314
		11,382,540
Tobacco Bonds - 0.0%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2032	75,000	77,904
Transportation - 4.4%
Metropolitan Transn Auth NY Rv 4% 11/15/2049	25,000	24,358
Metropolitan Transn Auth NY Rv Series 2015 F, 3.25% 11/15/2031	35,000	34,153
Metropolitan Transn Auth NY Rv Series 2015B, 4% 11/15/2045	250,000	244,710
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2037	325,000	335,859
Metropolitan Transn Auth NY Rv Series 2016 D, 3% 11/15/2032	50,000	47,472
Metropolitan Transn Auth NY Rv Series 2016 D, 5% 11/15/2027	10,000	10,420
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	95,000	94,280
Metropolitan Transn Auth NY Rv Series 2017 D, 5% 11/15/2027	100,000	107,011
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2034	55,000	56,060
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2035	245,000	248,953
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	25,000	26,892
Metropolitan Transn Auth NY Rv Series 2018 B, 5% 11/15/2027	20,000	21,402
Metropolitan Transn Auth NY Rv Series 2019 B, 4% 11/15/2049 (Assured Guaranty Municipal Corp Insured)	40,000	39,336
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	20,000	19,358
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2049	25,000	24,358
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2044	25,000	27,301
Metropolitan Transn Auth NY Rv Series C 1, 4% 11/15/2046	120,000	117,077
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2030	395,000	411,026
Metropolitan Transn Auth NY Rv Series C 1, 5% 11/15/2034	80,000	81,542
Metropolitan Transn Auth NY Rv Series C 2, 3% 11/15/2038	25,000	21,457
New York St Twy Auth Gen Rev 5.25% 1/1/2056	250,000	254,365
New York St Twy Auth Gen Rev Series 2016 A, 5% 1/1/2051	30,000	30,395
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2046	50,000	40,566
New York St Twy Auth Gen Rev Series K, 5% 1/1/2026	80,000	80,437
New York St Twy Auth Gen Rev Series K, 5% 1/1/2029	90,000	90,451
New York St Twy Auth Gen Rev Series L, 5% 1/1/2034	70,000	74,966
New York St Twy Auth Gen Rev Series N, 4% 1/1/2047	200,000	199,904
New York St Twy Auth Gen Rev Series P, 5% 1/1/2031	25,000	28,606
New York St Twy Auth Gen Rev Series P, 5% 1/1/2033	10,000	11,755
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2030 (f)	30,000	31,209
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 4% 12/1/2040 (f)	50,000	49,093
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (f)	150,000	162,042
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.375% 6/30/2060 (f)	500,000	522,354
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 1/1/2051 (Assured Guaranty Municipal Corp Insured) (f)	30,000	28,627
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 7/1/2041 (f)	30,000	29,097
Port Auth NY & NJ 5% 9/15/2026 (f)	185,000	191,309
Port Auth NY & NJ Series 177TH, 3% 7/15/2028 (f)	50,000	49,352
Port Auth NY & NJ Series 177TH, 4% 1/15/2043 (f)	195,000	189,676
Port Auth NY & NJ Series 189, 5% 5/1/2030	20,000	20,244
Port Auth NY & NJ Series 189, 5% 5/1/2045	140,000	141,123
Port Auth NY & NJ Series 194, 5% 10/15/2030	35,000	35,760
Port Auth NY & NJ Series 194, 5% 10/15/2032	55,000	56,137
Port Auth NY & NJ Series 194, 5% 10/15/2035	100,000	101,985
Port Auth NY & NJ Series 194, 5.25% 10/15/2055	50,000	50,893
Port Auth NY & NJ Series 198, 5% 11/15/2046	15,000	15,425
Port Auth NY & NJ Series 202, 5% 10/15/2030 (f)	20,000	20,744
Port Auth NY & NJ Series 202, 5% 10/15/2034 (f)	580,000	598,370
Port Auth NY & NJ Series 209, 5% 7/15/2031	30,000	32,305
Port Auth NY & NJ Series 209, 5% 7/15/2034	70,000	74,958
Port Auth NY & NJ Series 222, 5% 7/15/2031	75,000	84,876
Port Auth NY & NJ Series 223, 5% 7/15/2031 (f)	55,000	60,681
Port Auth NY & NJ Series 244, 5% 7/15/2045	225,000	252,548
Port Auth NY & NJ Series 245, 5% 9/1/2038 (e)	200,000	235,580
Port Auth NY & NJ Series TWO HUNDREDSEVENTEEN, 5% 11/1/2030	100,000	112,117
Triborough Brdg & Tunl NY Revs 5% 11/15/2031	200,000	230,044
Triborough Brdg & Tunl NY Revs 5% 11/15/2034	150,000	168,662
Triborough Brdg & Tunl NY Revs Series 2008B 3, 5% 11/15/2037	40,000	40,770
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2030	105,000	86,260
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2032	35,000	26,596
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2031	100,000	103,453
Triborough Brdg & Tunl NY Revs Series 2016A, 5% 11/15/2041	25,000	25,646
Triborough Brdg & Tunl NY Revs Series 2018 C, 5% 11/15/2037	25,000	26,664
Triborough Brdg & Tunl NY Revs Series 2019A, 5% 11/15/2049	45,000	47,218
Triborough Brdg & Tunl NY Revs Series A, 5% 11/15/2026	50,000	52,754
Triborough Brdg & Tunl NY Revs Series B, 5% 11/15/2036	90,000	94,205
		6,853,247
Water & Sewer - 1.4%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2017 A, 3.5% 6/15/2036	10,000	10,081
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2018 A, 5% 6/15/2030	50,000	54,675
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2019 B, 5% 6/15/2031	25,000	27,804
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2023 B, 5% 6/15/2032	210,000	246,620
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2037	15,000	17,716
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2038	85,000	99,809
New York NY Cty Muni Wtr Fin Auth 4% 6/15/2052	150,000	148,704
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2047	60,000	62,434
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2049	65,000	68,881
New York NY Cty Muni Wtr Fin Auth Series 2015HH, 5% 6/15/2029	65,000	65,983
New York NY Cty Muni Wtr Fin Auth Series 2017 EE, 5% 6/15/2036	60,000	63,089
New York NY Cty Muni Wtr Fin Auth Series 2018 AA, 5% 6/15/2037	5,000	5,252
New York NY Cty Muni Wtr Fin Auth Series 2018 EE, 5% 6/15/2032	10,000	10,246
New York NY Cty Muni Wtr Fin Auth Series 2018 FF, 5% 6/15/2040	135,000	143,417
New York NY Cty Muni Wtr Fin Auth Series 2019 FF 2, 4% 6/15/2037	80,000	82,272
New York NY Cty Muni Wtr Fin Auth Series 2020 AA, 5% 6/15/2027	150,000	160,606
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 5% 6/15/2049	180,000	191,563
New York NY Cty Muni Wtr Fin Auth Series BB 1, 5% 6/15/2046	40,000	40,342
New York NY Cty Muni Wtr Fin Auth Series DD, 5% 6/15/2048	15,000	15,686
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2039	100,000	102,222
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2042	90,000	90,990
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2049	35,000	34,411
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 5% 6/15/2030	25,000	27,886
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 FF, 5% 6/15/2041	190,000	206,932
New York St Env Facs Corp Rev Series 2014B, 5% 11/15/2039	5,000	5,015
New York St Env Facs Corp Rev Series 2017 C, 5% 8/15/2047	175,000	181,850
New York St Env Facs Corp Rev Series 2019 A, 5% 2/15/2049	30,000	31,891
Suffolk Cnty NY Wtr Auth Wtrwk Series 2018 A, 4% 6/1/2041	45,000	45,439
		2,241,816
TOTAL NEW YORK		30,462,828
NORTH CAROLINA - 1.0%
General Obligations - 0.4%
Charlotte NC Gen. Oblig. Series 2023B, 5% 7/1/2028	25,000	27,412
Mecklenburg Cnty NC Gen. Oblig. Series 2019, 4% 3/1/2034	210,000	219,067
Mecklenburg Cnty NC Series 2017 A, 3% 4/1/2037	50,000	48,395
Mecklenburg Cnty NC Series 2022, 5% 9/1/2032	130,000	152,895
North Carolina St Gen. Oblig. Series 2016 A, 5% 6/1/2027	70,000	72,968
North Carolina St Gen. Oblig. Series 2018 A, 5% 6/1/2029	45,000	49,150
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2029	20,000	22,261
Wake Cnty NC Gen. Oblig. Series 2019 A, 3% 3/1/2036	50,000	48,792
Wake Cnty NC Gen. Oblig. Series 2022A, 5% 2/1/2031	100,000	114,806
		755,746
Health Care - 0.1%
North Carolina Med Care Commn Health Care Facs Rev (Duke Univ Health System Inc Proj.) Series 2016 A, 5% 6/1/2028	65,000	70,713
North Carolina Med Care Commn Health Care Facs Rev (Presbyterian Homes Inc Proj.) Series 2020A, 4% 10/1/2045	55,000	52,426
		123,139
Transportation - 0.4%
Charlotte NC Arpt Rev Series 2021A, 4% 7/1/2041	150,000	152,435
North Carolina St Grant Antic Rev Series 2015, 5% 3/1/2027	30,000	30,270
North Carolina St Grant Antic Rev Series 2015, 5% 3/1/2028	50,000	50,439
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2031	45,000	49,310
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2033	75,000	81,758
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2034	40,000	43,495
North Carolina Tpk Auth Triangle Expwy Sys Rev 0% 1/1/2037 (Assured Guaranty Inc Insured)	275,000	174,908
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2009B, 0% 1/1/2038	110,000	66,757
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2018, 5% 1/1/2031	85,000	91,230
		740,602
Water & Sewer - 0.1%
Greensboro NC Ent Sys Rev Series A, 4% 6/1/2047	95,000	95,197
Union Cnty NC Enterprise Sys Rev Series 2021, 3% 6/1/2037	80,000	76,088
		171,285
TOTAL NORTH CAROLINA		1,790,772
NORTH DAKOTA - 0.0%
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 2.25% 7/1/2041	50,000	37,236
OHIO - 2.5%
Electric Utilities - 0.0%
Cleveland OH Pub Pwr Sys Rev 0% 11/15/2038 (National Public Finance Guarantee Corporation Insured)	55,000	29,948
General Obligations - 0.4%
City of Columbus OH Gen. Oblig. Series 2016 A, 4% 8/15/2027	45,000	45,523
City of Columbus OH Gen. Oblig. Series 2018 A, 5% 4/1/2030	120,000	131,351
City of Columbus OH Gen. Oblig. Series 2024 A, 5% 8/15/2040	65,000	75,365
Gahanna-Jefferson OH Sch Dist Series 2021, 2% 12/1/2050 (Assured Guaranty Municipal Corp Insured)	45,000	26,539
Northeastern OH Local Sch Dist Clark Cnty Series 2018, 4% 12/1/2055 (Assured Guaranty Municipal Corp Insured)	65,000	62,733
Ohio St Parks & Rec Cap Facs (State of Ohio Proj.) Series 2017A, 5% 12/1/2031	20,000	21,442
Ohio St Spl Oblig (State of Ohio Proj.) Series A, 5% 4/1/2029	40,000	40,423
Southwest Licking OH Local Sch Dist Series 2017 A, 3.375% 11/1/2047	10,000	8,902
State of Ohio Gen. Oblig. Series 2015A, 5% 9/15/2026	20,000	21,030
State of Ohio Gen. Oblig. Series 2015C, 5% 11/1/2028	35,000	35,457
State of Ohio Gen. Oblig. Series 2015C, 5% 11/1/2030	50,000	50,612
State of Ohio Gen. Oblig. Series 2016, 5% 5/1/2029	50,000	51,831
State of Ohio Gen. Oblig. Series 2017C, 5% 8/1/2026	25,000	26,194
State of Ohio Gen. Oblig. Series 2018 A, 5% 2/1/2029	25,000	25,760
State of Ohio Gen. Oblig. Series 2019 A, 5% 5/1/2027	60,000	63,981
State of Ohio Gen. Oblig. Series 2021 B, 5% 9/15/2031	120,000	138,581
State of Ohio Gen. Oblig. Series 2024A, 5% 3/1/2039	65,000	75,108
		900,832
Health Care - 0.6%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) Series 2015A, 4% 11/1/2044	245,000	239,546
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 5% 12/1/2037	100,000	103,823
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	55,000	55,636
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 4% 12/1/2046	70,000	69,033
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2017 OH, 5% 12/1/2046	65,000	66,584
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 4% 8/15/2050	20,000	19,151
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) 5% 1/15/2041	20,000	20,294
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2028	100,000	107,906
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2033	40,000	42,439
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	285,000	272,765
		997,177
Housing - 0.3%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021A, 3% 3/1/2052	115,000	113,469
Ohio St Hsg Fin Agy Residential Mtg Rev Series 2021 C, 2.7% 9/1/2046	485,000	372,695
		486,164
Special Tax - 0.2%
Cleveland Ohio Income Tax Rev Series 2017B 1, 5% 10/1/2028	115,000	124,483
Franklin Cnty Ohio Sales Tax Rev Series 2018, 5% 6/1/2048	30,000	31,418
Hamilton OH Sales Tax 0% 12/1/2028 (Ambac Assurance Corp Insured)	235,000	207,109
		363,010
Tobacco Bonds - 0.1%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	240,000	258,770
Transportation - 0.1%
Ohio St Tpk Commn Tpk Rev 5% 2/15/2051	50,000	53,587
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2037	20,000	12,610
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2041	60,000	30,382
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043	25,000	11,419
		107,998
Water & Sewer - 0.8%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2033	285,000	280,609
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev 5% 12/1/2033	30,000	35,455
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2017 A, 5% 12/1/2028	30,000	31,978
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 6/1/2046	90,000	75,161
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2040	80,000	87,865
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 6/1/2033	90,000	101,044
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020B, 4% 12/1/2038	490,000	510,170
Ohio Water Dev Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2019A, 5% 6/1/2027	55,000	58,792
		1,181,074
TOTAL OHIO		4,324,973
OKLAHOMA - 0.3%
Education - 0.0%
University of Oklahoma/The Series 2015C, 5% 7/1/2036	85,000	85,922
Electric Utilities - 0.0%
Oklahoma St Mun Pwr Auth Pwr Series 2016 A, 5% 1/1/2047	15,000	15,245
General Obligations - 0.0%
Oklahoma Cap Imp Auth St Hwy Cap Impt Rev (Oklahoma St Proj.) Series 2016, 4% 7/1/2033	10,000	10,142
Health Care - 0.1%
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 4% 8/15/2048 (Assured Guaranty Municipal Corp Insured)	140,000	131,271
Special Tax - 0.1%
Edmond OK Pub Wks Auth Sales Tax & Util Sys Rev Series 2017, 4% 7/1/2047	145,000	145,044
Transportation - 0.1%
Oklahoma St Tpk Auth Tpk Rev Series 2017 A, 4% 1/1/2047	35,000	34,109
Oklahoma St Tpk Auth Tpk Rev Series 2017 D, 5% 1/1/2026	65,000	66,972
		101,081
Water & Sewer - 0.0%
Oklahoma St Wtr Res Brd Rev Fd Series 2023 A, 4.125% 4/1/2053	20,000	19,975
TOTAL OKLAHOMA		508,680
OREGON - 0.9%
Education - 0.0%
Oregon St Facs Auth Rev (University of Portland Proj.) Series 2015A, 5% 4/1/2045	15,000	15,068
General Obligations - 0.4%
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2033 (Oregon St Guaranteed)	60,000	45,135
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2034 (Oregon St Guaranteed)	35,000	25,322
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2036 (Oregon St Guaranteed)	85,000	56,381
Clackamas Cnty Ore Sch Dis No 46 Oregon Trail 0% 6/15/2039 (Oregon St Guaranteed)	155,000	88,670
Deschutes & Jefferson Cnties School District #2 0% 6/15/2026 (Oregon St Guaranteed)	40,000	38,056
Deschutes Cnty OR Admin Sch Dist No 1 Series 2017, 5% 6/15/2026 (Oregon St Guaranteed)	10,000	10,424
Deschutes Ore Pub Libr Dist Gen. Oblig. Series 2021, 3% 12/1/2041	205,000	182,793
Greater Albany Sch Dist No 8j or Series 2017, 5% 6/15/2027 (Oregon St Guaranteed)	15,000	16,011
Oregon St Gen. Oblig. Series 2019 A, 4% 5/1/2037	110,000	112,987
Oregon St Gen. Oblig. Series 2021A, 4% 5/1/2038	195,000	203,329
		779,108
Health Care - 0.4%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	100,000	95,607
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2045	50,000	52,542
Oregon Hlth Sciences Univ Rev Series 2016 B, 5% 7/1/2039	15,000	15,429
Oregon Hlth Sciences Univ Rev Series 2019 A, 5% 7/1/2030	100,000	111,396
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	230,000	245,673
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	45,000	35,681
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 5% 5/15/2029	100,000	109,469
		665,797
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2030 (f)	155,000	169,045
Tri County Met Dist Series 2018 A, 3.25% 10/1/2034	50,000	49,611
		218,656
TOTAL OREGON		1,678,629
PENNSYLVANIA - 3.3%
Education - 0.1%
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 5% 10/1/2042	5,000	5,142
Delaware Cnty PA College Rev (Haverford College Proj.) Series 2017 A, 5% 10/1/2046	135,000	138,259
Northampton Cnty PA Gp College (Lafayette College Proj.) Series 2017, 3.125% 11/1/2034	60,000	58,223
		201,624
General Obligations - 0.9%
Allegheny County PA Gen. Oblig. Series C 77, 5% 11/1/2043	25,000	26,412
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Municipal Corp Insured)	60,000	60,427
Pennsylvania St Gen. Oblig. 5% 9/1/2032	15,000	17,511
Pennsylvania St Gen. Oblig. 5% 9/15/2029	100,000	104,592
Pennsylvania St Gen. Oblig. Series 2015, 4% 8/15/2034	175,000	176,185
Pennsylvania St Gen. Oblig. Series 2015, 5% 8/15/2032	60,000	60,968
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2036	45,000	42,190
Pennsylvania St Gen. Oblig. Series 2018, 3.75% 3/1/2039 (Assured Guaranty Municipal Corp Insured)	200,000	201,919
Pennsylvania St Gen. Oblig. Series FIRST 2015, 5% 3/15/2026	55,000	55,551
Pennsylvania St Gen. Oblig. Series FIRST 2015, 5% 3/15/2029	60,000	60,528
Pennsylvania St Gen. Oblig. Series FIRST 2020, 5% 5/1/2028	100,000	109,022
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2032	40,000	46,750
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2038	20,000	22,779
Pennsylvania St Gen. Oblig. Series SECOND 2016, 5% 1/15/2028	145,000	153,158
Philadelphia PA Sch Dist 5% 6/1/2027 (National Public Finance Guarantee Corporation Insured)	50,000	53,052
Philadelphia PA Sch Dist Series 2018 B, 4% 9/1/2043 (Assured Guaranty Municipal Corp Insured)	30,000	30,190
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	30,000	31,531
Philadelphia PA Sch Dist Series F, 5% 9/1/2026	110,000	114,397
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 4% 12/1/2031	110,000	112,930
		1,480,092
Health Care - 0.6%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2038	5,000	4,981
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2027	100,000	105,137
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2033	110,000	119,044
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2042	10,000	10,225
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Lehigh Valley Health Proj.) Series 2012B, 4% 7/1/2043	40,000	39,083
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	90,000	86,880
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3.125% 8/15/2035	35,000	33,876
Pennslyvania Dev Fing Auth Rev (UPMC Proj.) Series 2014A, 5% 2/1/2045	120,000	120,051
Pennsylvania Econ Dev Fing Auth UPMC Rev (Univ of Penn Health Systems Proj.) Series 2017 A, 5% 11/15/2027	40,000	42,942
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2017 A, 5% 11/15/2028	90,000	95,996
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2020 A, 4% 4/15/2050	25,000	23,995
Pennsylvania St Higher Edl Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2015A, 5.25% 9/1/2050	215,000	215,516
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 3% 8/15/2041	120,000	105,302
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2017, 4% 7/1/2037	5,000	5,020
Pocono Mtns PA Indl Pk Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2015A, 4% 8/15/2045	105,000	100,287
		1,108,335
Housing - 0.2%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 124A, 4% 10/1/2038	75,000	74,868
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	80,000	77,335
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.45% 10/1/2032	5,000	4,992
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 129, 3.15% 10/1/2039	195,000	177,640
Pennsylvania Hsg Fin Agy Single Family Mtg Rev Series 2024 144A, 4.05% 10/1/2039	35,000	35,673
		370,508
Other - 0.1%
Chester Cnty PA Indl Dev Auth (Longwood Gardens Proj.) Series 2021, 4% 12/1/2046	165,000	163,368
Special Tax - 0.1%
Pennsylvania Economic Development Fing Parking System Rev Series 2024 B, 4.25% 1/1/2050	230,000	229,318
Transportation - 1.2%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (f)	465,000	484,861
Delaware Riv Port Auth PA & NJ Series 2018 A, 5% 1/1/2032	30,000	32,601
Delaware Rvr Jt Toll Brg PA NJ Series 2017, 5% 7/1/2036	5,000	5,258
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (f)	25,000	24,942
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 5% 12/31/2028 (f)	160,000	164,176
Pennsylvania Turnpike Commission 5% 12/1/2030	25,000	28,382
Pennsylvania Turnpike Commission 5% 12/1/2030	40,000	42,719
Pennsylvania Turnpike Commission 5% 12/1/2031	30,000	34,477
Pennsylvania Turnpike Commission Series 2014 A 2, 5.125% 12/1/2039 (c)	5,000	5,402
Pennsylvania Turnpike Commission Series 2016, 5% 6/1/2027	160,000	165,905
Pennsylvania Turnpike Commission Series 2017 A, 5.5% 12/1/2042	150,000	155,720
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2040	50,000	52,037
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2035	35,000	38,295
Pennsylvania Turnpike Commission Series 2019, 5% 12/1/2032	30,000	32,523
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	180,000	179,554
Pennsylvania Turnpike Commission Series A 1, 4% 12/1/2041	60,000	60,176
Pennsylvania Turnpike Commission Series B 1, 5.25% 6/1/2047	55,000	56,792
Pennsylvania Turnpike Commission Series B 2, 6% 12/1/2037 (c)(d)	100,000	98,612
Pennsylvania Turnpike Commission Series B 2, 6.1% 12/1/2041 (c)(d)	40,000	38,575
Philadelphia PA Airport Rev Series 2021, 5% 7/1/2031 (f)	100,000	109,023
		1,810,030
Water & Sewer - 0.1%
Allegheny Cnty PA San Auth Swr Series 2020 B, 4% 6/1/2050	185,000	181,714
Pittsburgh PA Wtr & Swr Auth 0% 9/1/2028 (Financial Guaranty Ins CO Insured)	20,000	17,742
		199,456
TOTAL PENNSYLVANIA		5,562,731
RHODE ISLAND - 0.3%
Education - 0.2%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (Brown University Proj.) Series 2022A, 5% 9/1/2033	260,000	303,831
General Obligations - 0.1%
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019C, 3% 1/15/2036	30,000	28,343
Rhode Island & Providence Plantations (Rhode Island St Proj.) Gen. Oblig. Series 2019C, 4% 1/15/2033	200,000	208,066
		236,409
Health Care - 0.0%
Rhode Island Health & Edl Bldg Corp Rev (Lifespan Corp Obligated Group Proj.) Series 2016, 5% 5/15/2031	50,000	51,045
TOTAL RHODE ISLAND		591,285
SOUTH CAROLINA - 0.8%
Electric Utilities - 0.3%
South Carolina St Svc Auth Rev 3% 12/1/2041	30,000	25,223
South Carolina St Svc Auth Rev Series 2013 B, 5.125% 12/1/2043	25,000	25,024
South Carolina St Svc Auth Rev Series 2014C, 5% 12/1/2029	40,000	40,054
South Carolina St Svc Auth Rev Series 2016 A, 3.25% 12/1/2035	55,000	52,826
South Carolina St Svc Auth Rev Series 2016 A, 5% 12/1/2027	50,000	51,519
South Carolina St Svc Auth Rev Series 2021B, 4% 12/1/2047	45,000	43,599
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2044	125,000	134,652
South Carolina St Svc Auth Rev Series A, 5.5% 12/1/2054	25,000	25,030
South Carolina St Svc Auth Rev Series B, 5% 12/1/2033	55,000	56,660
		454,587
Health Care - 0.1%
South Carolina Jobs-Economic Dev Auth Hosp Rev (Anmed Health Proj.) Series 2023, 4% 2/1/2043	200,000	200,916
South Carolina Jobs-Economic Development Authority (Carealliance Health Svcs Proj.) Series 2016 A, 3% 8/15/2038	40,000	32,092
		233,008
Special Tax - 0.1%
South Carolina Trans Infrastructure Bank Rev Series 2017 A, 5% 10/1/2038	85,000	89,447
Transportation - 0.1%
South Carolina St Ports Auth Series 2019 A, 5% 7/1/2054	115,000	118,869
Water & Sewer - 0.2%
Charleston SC Wtrwks & Swr Series 2022, 5% 1/1/2042	150,000	167,700
Charleston SC Wtrwks & Swr Series 2022, 5% 1/1/2047	130,000	143,262
		310,962
TOTAL SOUTH CAROLINA		1,206,873
TENNESSEE - 0.8%
Education - 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2021, 4% 5/1/2051	30,000	29,384
General Obligations - 0.5%
Memphis-Shelby County Industrial Development Board (Memphis TN Proj.) Series 2017B, 5% 11/1/2030	80,000	83,400
New Memphis Arena Bldg Auth Memphis & Sheby Cnty Tenn (Memphis TN Proj.) Gen. Oblig. Series 2021, 0% 4/1/2037	500,000	297,479
Tennessee St Gen. Oblig. Series 2021 A, 5% 11/1/2031	290,000	336,659
Tennessee St Gen. Oblig. Series A, 5% 8/1/2035	50,000	51,849
Tennessee St Sch Bd Auth (Tennessee St Proj.) Series 2017A, 5% 11/1/2042	105,000	108,961
		878,348
Health Care - 0.1%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3% 8/1/2039	20,000	17,099
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3.25% 8/1/2044	30,000	25,202
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 4% 8/1/2038	100,000	101,043
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (Covenant Health TN Proj.) Series 2016 A, 4% 1/1/2042	10,000	9,925
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (East Tenn Children's Hospital Proj.) Series 2019, 4% 11/15/2043	55,000	53,139
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2040	70,000	71,302
		277,710
Housing - 0.1%
Tennessee Housing Development Agency Series 2018 1, 3.85% 7/1/2038	45,000	45,047
Tennessee Housing Development Agency Series 2018 3, 3.75% 7/1/2038	30,000	29,815
Tennessee Housing Development Agency Series 2020 1A, 2.4% 1/1/2044	15,000	11,436
Tennessee Housing Development Agency Series 2B, 3.875% 7/1/2035	5,000	5,000
		91,298
State G.O. - 0.0%
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,453
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	30,000	30,900
Tennessee Engy Acq Crp Gas Rev Series 2018, 4% tender 11/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (b)	30,000	30,167
		76,520
Transportation - 0.1%
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2049	55,000	54,281
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2054	35,000	34,176
Metro Nashville Arpt Auth Rev Series 2019A, 5% 7/1/2044	65,000	69,404
		157,861
TOTAL TENNESSEE		1,511,121
TEXAS - 7.8%
Education - 0.5%
Arlington Higher Education Finance Corp Series 2019 A, 3% 8/15/2054 (Permanent Sch Fund of Texas Guaranteed)	60,000	45,668
Arlington Higher Education Finance Corp Series 2021 A, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	210,000	170,883
Board of Regents of the University of Texas System Series 2016 J, 5% 8/15/2026	105,000	109,853
Board of Regents of the University of Texas System Series 2017 B, 3.375% 8/15/2044	40,000	37,482
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2031	85,000	93,814
Board of Regents of the University of Texas System Series 2020 A, 3.5% 8/15/2050	35,000	31,685
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2035 (e)	255,000	307,077
Clifton Higher Education Finance Corp (IDEA Public Schools Proj.) Series 2021 T, 4% 8/15/2047	25,000	24,885
El Paso Cnty Tex Cmnty College Dist Rev Series 2016, 5% 4/1/2038 (Assured Guaranty Municipal Corp Insured)	70,000	71,962
Waco Texas Educat Fin Corp Rev (Baylor University Proj.) 4% 3/1/2046	205,000	202,502
		1,095,811
Electric Utilities - 0.7%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	90,000	97,777
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) Series 2016, 4% 5/15/2035	265,000	267,883
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.4% 5/1/2030 (Ambac Assurance Corp Insured)	20,000	21,165
San Antonio TX Elec & Gas Rev 4% 2/1/2043	35,000	35,483
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2027	40,000	41,245
San Antonio TX Elec & Gas Rev Series 2015, 5% 2/1/2032	5,000	5,135
San Antonio TX Elec & Gas Rev Series 2017, 5% 2/1/2029	60,000	63,167
San Antonio TX Elec & Gas Rev Series 2019, 4% 2/1/2028	10,000	10,458
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2035	140,000	153,533
San Antonio TX Elec & Gas Rev Series 2023 C, 5% 2/1/2042	15,000	16,760
San Antonio TX Elec & Gas Rev Series 2023A, 5% 2/1/2032	140,000	160,759
San Antonio TX Elec & Gas Rev Series 2024D, 5% 2/1/2036	240,000	280,534
		1,153,899
Escrowed/Pre-Refunded - 0.0%
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Pre-refunded to 8/16/2026 at 48.51)	5,000	2,295
Midland County Fresh Water Supply District No 1 Series 2012 A, 0% 9/15/2035 (Pre-refunded to 9/15/2027 at 68.05)	5,000	3,111
Texas State Gen. Oblig. Series A, 5% 10/1/2035 (Pre-refunded to 10/1/2024 at 100)	70,000	70,000
		75,406
General Obligations - 3.1%
Aldine TX Indpt Sch Dist Series 2017 A, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	50,000	52,726
Aldine TX Indpt Sch Dist Series 2024, 5% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	175,000	205,059
Alvin Tex Indpt Sch Dist Series 2019, 3.375% 2/15/2040 (Permanent Sch Fund of Texas Guaranteed)	120,000	117,189
Austin TX Indpt Sch Dist 5% 8/1/2041	220,000	246,215
Austin TX Indpt Sch Dist Series 2017, 4% 8/1/2033 (Permanent Sch Fund of Texas Guaranteed)	20,000	20,277
Austin TX Indpt Sch Dist Series 2019, 4% 8/1/2035 (Permanent Sch Fund of Texas Guaranteed)	25,000	25,833
Bexar Cnty TX Hosp Dist Gen. Oblig. Series 2020, 3% 2/15/2036	55,000	52,069
Cleveland TX Indpt Sch Dist Series 2020 A, 4% 2/15/2052 (Permanent Sch Fund of Texas Guaranteed)	150,000	146,756
College of the Mainland Gen. Oblig. Series 2019, 3.75% 8/15/2049	20,000	18,719
Collin Cnty TX Cmnty Coll Dist Gen. Oblig. Series 2018, 3.25% 8/15/2033	10,000	9,916
Conroe TX Isd Series 2020 A, 2.25% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	115,000	80,098
Cypress-Fairbanks TX Isd Series 2019, 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	45,000	49,580
Cypress-Fairbanks TX Isd Series 2020A, 3% 2/15/2035 (Permanent Sch Fund of Texas Guaranteed)	120,000	115,538
Cypress-Fairbanks TX Isd Series 2023, 4% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	415,000	412,210
Dallas TX Gen. Oblig. Series 2013 A, 4% 2/15/2032	5,000	5,272
Dallas TX Isd Series 2019 B, 4% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	160,000	167,496
Eagle Mtn & Saginaw TX Isd Series 2019, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	105,000	103,413
Eagle Mtn & Saginaw TX Isd Series 2021, 3% 8/15/2040 (Permanent Sch Fund of Texas Guaranteed)	150,000	135,173
El Paso Cnty TX Hosp Dist Gen. Oblig. Series 2013, 5% 8/15/2039	70,000	70,154
Fort Bend TX Indpt Sch Dist Series 2021A, 2.3% 8/15/2046 (Permanent Sch Fund of Texas Guaranteed)	150,000	104,527
Fort Worth Tex Indpt Sch Dist Series 2016, 4% 2/15/2039 (Permanent Sch Fund of Texas Guaranteed)	130,000	130,259
Frisco Tex Indpt Sch Dis Series 2012 B, 3% 8/15/2042 (Permanent Sch Fund of Texas Guaranteed)	200,000	173,507
Frisco Tex Indpt Sch Dis Series 2017, 4% 8/15/2035 (Permanent Sch Fund of Texas Guaranteed)	110,000	111,573
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2017 A, 4% 10/1/2038	75,000	75,698
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2033	150,000	158,046
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2046	100,000	100,143
Harris Cnty TX Series 2016 A, 5% 8/15/2033	15,000	15,546
Houston TX Indpt Sch Dist Series 2017, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	50,000	53,011
Houston TX Indpt Sch Dist Series 2018, 5% 7/15/2027	55,000	58,739
Humble TX Indpt Sch Dist Series 2020 A, 2% 2/15/2042 (Permanent Sch Fund of Texas Guaranteed)	25,000	17,732
Katy TX Ind Sch Dist Series 2022, 4% 2/15/2041 (Permanent Sch Fund of Texas Guaranteed)	350,000	359,941
Klein TX Indpt Sch Dist Series 2017, 4% 8/1/2046	215,000	213,237
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Permanent Sch Fund of Texas Guaranteed)	10,000	4,165
Northside TX Indpt Sch Dist Series 2016, 4% 6/15/2035 (Permanent Sch Fund of Texas Guaranteed)	400,000	403,580
Northside TX Indpt Sch Dist Series 2019, 4% 8/15/2049 (Permanent Sch Fund of Texas Guaranteed)	125,000	122,945
Northside TX Indpt Sch Dist Series 2019A, 4% 8/15/2036 (Permanent Sch Fund of Texas Guaranteed)	120,000	122,877
Prosper Tex Indpt Sch Dist Series 2023, 4% 2/15/2053	20,000	19,554
San Antonio TX Indpt Sch Dist Series 2019, 5% 8/15/2030 (Permanent Sch Fund of Texas Guaranteed)	50,000	54,383
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2019A, 5% 2/15/2044	175,000	183,329
Socorro TX Indpt Sch Dist Series 2019, 5% 8/15/2038 (Permanent Sch Fund of Texas Guaranteed)	50,000	53,381
Tarrant Cnty Tex College Dist Gen. Oblig. Series 2020, 5% 8/15/2030	130,000	146,540
Texas City Tex Indpt Sch Dist Series 2023, 4% 8/15/2048	25,000	24,708
Texas State Gen. Oblig. Series 2015 A, 5% 10/1/2026	100,000	102,185
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2030	50,000	51,627
Texas State Gen. Oblig. Series A, 5% 10/1/2033	50,000	52,816
Texas State Gen. Oblig. Series B, 5% 10/1/2029	100,000	106,686
Texas State Gen. Oblig. Series B, 5% 10/1/2033	25,000	26,408
Waller TX Indpt Sch Dist Series 2020, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	100,000	98,414
Williamson Cnty TX (Williamson Cnty Tex Proj.) Gen. Oblig. Series 2022, 4% 2/15/2042	395,000	402,882
		5,582,132
Health Care - 0.3%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) Series 2016 A, 3.125% 7/1/2038	210,000	194,197
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	75,000	72,724
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev (Baylor Scott & White Health Proj.) Series 2016 A, 4% 11/15/2036	140,000	140,665
		407,586
Housing - 0.1%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mortgage Proj.) Series 2023B, 4.8% 7/1/2043	200,000	207,800
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3% 3/1/2050	30,000	23,441
		231,241
Lease Revenue - 0.0%
Austin Tex Convention Enterprises Inc Convention Center Series A, 5% 1/1/2025	80,000	80,023
Other - 0.1%
Northwest Tex Indpt Sch Dist Series 2024 A, 5% 2/15/2034	205,000	239,110
Special Tax - 0.4%
Dallas TX Rapid Transit Sales Tax Rev Series 2016 B, 4% 12/1/2036	200,000	202,234
Dallas TX Rapid Transit Sales Tax Rev Series 2016 B, 4% 12/1/2038	350,000	352,031
Denton TX Gen. Oblig. Series 2017, 4% 2/15/2047	50,000	47,910
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2048 (Assured Guaranty Municipal Corp Insured)	10,000	3,198
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2049 (Assured Guaranty Municipal Corp Insured)	25,000	7,584
Harris County Houston Texas Sports Authority 0% 11/15/2034 (National Public Finance Guarantee Corporation Insured)	145,000	91,548
Hidalgo Cnty Tex Regl Mobility Auth Toll & Veh Reg Fee Rev Series 2022 A, 4% 12/1/2041	80,000	79,380
Houston TX Hotel Occ Tx & Spl Rev 0% 9/1/2033 (Ambac Assurance Corp Insured)	80,000	57,274
		841,159
Transportation - 1.4%
Central Texas Turnpike Series 2012 A, 4% 8/15/2038	30,000	30,009
Central Texas Turnpike Series C, 5% 8/15/2025	90,000	90,127
Central Texas Turnpike Series C, 5% 8/15/2029	115,000	115,162
Central TX Regl Mobility Auth Rev Series 2016, 3.375% 1/1/2041	20,000	18,173
City of Houston TX Airport System Revenue 4% 7/1/2040 (f)	175,000	173,833
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2038	55,000	58,233
City of Houston TX Airport System Revenue Series 2023A, 5% 7/1/2035 (Assured Guaranty Municipal Corp Insured) (f)	345,000	383,436
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	55,000	62,147
Dallas Fort Worth International Airport Series 2020 B, 5% 11/1/2033	35,000	38,937
Dallas Fort Worth International Airport Series 2021 A, 3% 11/1/2040	315,000	279,709
Dallas Fort Worth International Airport Series 2022B, 4% 11/1/2045	20,000	19,911
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.3% 10/1/2032 (c)	40,000	43,769
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.8% 10/1/2046 (c)	40,000	43,373
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2013 B, 5.85% 10/1/2048 (c)	30,000	32,516
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	40,000	42,428
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 4% 8/15/2048	40,000	39,177
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2019 A, 3% 8/15/2044	120,000	102,925
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2015 B, 5% 8/15/2028	100,000	101,753
Harris Cnty TX (Harris County Toll Road Auth Proj.) Series 2016 A, 5% 8/15/2035	140,000	144,918
North East Texas Regional Mobility Authority Series B, 5% 1/1/2041	60,000	60,667
North TX Twy Auth Rev 0% 1/1/2030 (Assured Guaranty Inc Insured)	35,000	29,816
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured)	5,000	3,543
North TX Twy Auth Rev 0% 1/1/2036 (Assured Guaranty Inc Insured)	65,000	44,264
North TX Twy Auth Rev 5% 1/1/2031	100,000	112,624
North TX Twy Auth Rev Series 2015A, 5% 1/1/2027	100,000	100,360
North TX Twy Auth Rev Series 2018, 4.25% 1/1/2049	55,000	54,244
North TX Twy Auth Rev Series 2018, 5% 1/1/2048	20,000	20,637
North TX Twy Auth Rev Series B, 4% 1/1/2036 (Assured Guaranty Municipal Corp Insured)	185,000	186,965
Port of Houston Auth 4% 10/1/2039	85,000	87,372
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	40,000	40,812
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	100,000	101,012
Texas Private Activity Bd Surface Transn Corp Rev (Nte Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (f)	170,000	174,008
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 5% 12/31/2032	75,000	81,245
Texas St Tpk Auth Cent TX Tpk Sys Rev (Central Texas Turnpike Proj.) 0% 8/15/2029 (Ambac Assurance Corp Insured)	35,000	29,959
		2,948,064
Water & Sewer - 1.2%
Houston TX Util Sys Rev 3% 11/15/2047	50,000	40,560
Houston TX Util Sys Rev 4% 11/15/2049	25,000	24,544
Houston TX Util Sys Rev Series 2017 B, 5% 11/15/2029	45,000	48,111
Houston TX Util Sys Rev Series 2019B, 4% 11/15/2044	55,000	55,022
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2036	20,000	23,318
San Antonio TX Wtr Rev Series 2021 A, 4% 5/15/2051	300,000	294,598
Texas Wtr Dev Brd 3% 10/15/2034	130,000	127,611
Texas Wtr Dev Brd 3% 10/15/2040	100,000	90,815
Texas Wtr Dev Brd 5% 8/1/2033	15,000	16,818
Texas Wtr Dev Brd Series 2017 A, 5% 10/15/2047	60,000	62,174
Texas Wtr Dev Brd Series 2018, 5% 8/1/2032	130,000	137,424
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	50,000	51,824
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2037	40,000	40,795
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2039	125,000	115,091
Texas Wtr Dev Brd Series 2019 A, 4% 10/15/2049	355,000	346,410
Texas Wtr Dev Brd Series 2021, 5% 10/15/2033	170,000	193,441
Texas Wtr Dev Brd Series 2021, 5% 8/1/2026	125,000	130,856
Trinity River Auth TX Regl Wastewtr Sys Rev Series 2017, 5% 8/1/2033	115,000	121,367
West Harris Cnty TX Regl Wtr Series 2021, 3% 12/15/2051	25,000	19,671
		1,940,450
TOTAL TEXAS		14,594,881
UTAH - 0.7%
Education - 0.2%
University UT Univ Revs (University UT Univ Revs Proj.) Series 2021 A 1, 4% 8/1/2041	145,000	147,711
University UT Univ Revs Series 2017 A, 5% 8/1/2029	45,000	48,058
University UT Univ Revs Series 2017 B1, 5% 8/1/2026	200,000	208,726
		404,495
Electric Utilities - 0.1%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2033	145,000	168,143
Escrowed/Pre-Refunded - 0.1%
Utah Tran Auth Sales Tax Rev Series 2015 A, 5% 6/15/2026 (Pre-refunded to 6/15/2025 at 100)	15,000	15,213
Utah Tran Auth Sales Tax Rev Series 2015 A, 5% 6/15/2029 (Pre-refunded to 6/15/2025 at 100)	15,000	15,213
Utah Tran Auth Sales Tax Rev Series 2015 A, 5% 6/15/2037 (Pre-refunded to 6/15/2025 at 100)	155,000	157,203
		187,629
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 5% 5/15/2046	35,000	35,623
Special Tax - 0.0%
Utah Tran Auth Sales Tax Rev 4% 12/15/2029	25,000	25,457
Transportation - 0.3%
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (f)	525,000	548,646
TOTAL UTAH		1,369,993
VIRGINIA - 2.4%
Education - 0.1%
University VA Univ Revs Series 2017 A, 5% 4/1/2042	225,000	234,820
Virginia College Bldg Auth VA Edl Facs Rev Pub Higher Ed Fing Prog (Virginia College Bldg Auth Edl Proj.) Series 2016 A, 3% 9/1/2026	55,000	55,217
Virginia Small Business Fing Auth Rev (Hampton Univ, VA Proj.) Series 2014, 4% 10/1/2038	35,000	35,001
		325,038
Escrowed/Pre-Refunded - 0.1%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev Series A, 3% 4/1/2036 (Pre-refunded to 4/1/2026 at 100)	25,000	25,114
Henrico Cnty VA Wtr & Swr Rev Series 2016, 5% 5/1/2046 (Pre-refunded to 5/1/2026 at 100)	170,000	176,747
Virginia College Bldg Auth Edl Series 2015A, 5% 2/1/2028 (Pre-refunded to 2/1/2025 at 100)	65,000	65,411
Virginia Port Auth Port Fac Rev Series 2015A, 5% 7/1/2033 (Pre-refunded to 7/1/2025 at 100) (f)	5,000	5,062
		272,334
General Obligations - 1.2%
Alexandria VA Gen. Oblig. Series 2023, 5% 12/15/2031	170,000	197,279
Arlington Cnty VA Gen. Oblig. Series 2019, 4% 6/15/2035	5,000	5,242
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) 4% 4/1/2050	80,000	78,854
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) Series 2020F, 2% 4/1/2041	100,000	72,602
County of Loudoun VA Gen. Oblig. Series 2022A, 4% 12/1/2041	145,000	149,515
Fairfax Cnty VA 4% 10/1/2031	465,000	506,490
Norfolk VA Gen. Oblig. Series 2021 A, 4% 3/1/2040	170,000	176,894
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019 C, 5% 2/1/2030	15,000	16,517
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 5% 2/1/2029	75,000	82,965
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2036	55,000	53,591
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 5% 2/1/2030	160,000	180,010
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2030	235,000	264,389
Virginia Comwlth Transn Brd Tr (Virginia St Proj.) Series 2016, 3% 5/15/2040	105,000	95,512
Virginia Comwlth Transn Brd Tr Series 2022, 4% 5/15/2047	50,000	50,411
		1,930,271
Health Care - 0.2%
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2017 A, 4% 1/1/2047	90,000	88,074
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 D, 5% tender 7/1/2053 (b)	70,000	77,266
Virginia Small Business Fing Auth Healthcare Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2020, 4% 11/1/2036	400,000	413,359
		578,699
Pooled Loans - 0.1%
Virginia Resources Auth Infrastructure Rev Series 2016 C, 4% 11/1/2036	195,000	196,884
Special Tax - 0.2%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 2.875% 4/1/2035	15,000	14,010
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 3% 4/1/2036	100,000	95,491
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev 3% 4/1/2036	130,000	124,139
Hampton Roads Transportation Accountability Commission (Hampton Rds VA Transn Accountability Commn Rev Proj.) 5.25% 7/1/2060	25,000	26,894
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	150,000	162,154
		422,688
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (f)	110,000	108,065
Water & Sewer - 0.4%
Loudoun Cnty VA Santn Auth Wtr & Swr Rev Series 2015 A, 4% 1/1/2042	745,000	745,248
TOTAL VIRGINIA		4,579,227
WASHINGTON - 2.5%
Education - 0.2%
University Wash Univ Revs Series 2024B, 5% 7/1/2033	185,000	217,435
Washington Biomedical Research Pptys Lease Rev (University Wash Univ Revs Proj.) Series A, 4% 1/1/2048	150,000	145,544
Washington St Higher Ed Facs (Gonzaga University Proj.) Series 2019 A, 3% 4/1/2049	65,000	51,597
Washington St Higher Ed Facs (Seattle Pacific Univ Proj.) Series 2020 A, 5% 10/1/2042	25,000	24,169
Washington St Univ Revs Series 2015, 5% 4/1/2040	35,000	35,233
		473,978
Electric Utilities - 0.4%
Energy Norwthwest WA Elec Rev Series 2016 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	215,000	223,878
Energy Norwthwest WA Elec Rev Series 2018 C, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	30,000	32,321
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	70,000	76,477
Energy Norwthwest WA Elec Rev Series 2021 A, 4% 7/1/2042 (Bonneville Power Administration Guaranteed)	175,000	177,880
Energy Norwthwest WA Elec Rev Series 2024A, 5% 7/1/2032 (Bonneville Power Administration Guaranteed)	125,000	145,097
Seattle WA Mun Lt & Pwr Rev Series 2020 A, 5% 7/1/2026	75,000	78,435
		734,088
General Obligations - 1.3%
King Cnty WA Sch Dist 210 Fed Series 2018, 5% 12/1/2030 (State of Washington Guaranteed)	80,000	85,945
King Cnty Wash Hsg Auth Rev Series 2018, 3.5% 5/1/2038 (King County WA Guaranteed)	15,000	14,565
King County WA Gen. Oblig. Series 2015E, 5% 12/1/2029	55,000	56,423
Spokane Cnty WA Sch Dist 81 Series 2021, 4% 12/1/2028 (State of Washington Guaranteed)	155,000	164,437
State of Washington Gen. Oblig. Series 2016A 1, 5% 8/1/2029	10,000	10,162
State of Washington Gen. Oblig. Series 2016C, 5% 2/1/2033	200,000	205,171
State of Washington Gen. Oblig. Series 2016C, 5% 2/1/2035	20,000	20,499
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2041	195,000	204,159
State of Washington Gen. Oblig. Series 2020 E, 5% 6/1/2045	15,000	16,077
State of Washington Gen. Oblig. Series 2020B, 5% 6/1/2037	55,000	59,894
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2041	150,000	162,490
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2042	165,000	179,461
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2043	100,000	109,435
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2031	225,000	259,147
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2046	165,000	181,300
State of Washington Gen. Oblig. Series R 2015H, 5% 7/1/2026	30,000	30,173
State of Washington Gen. Oblig. Series R 2015H, 5% 7/1/2029	40,000	40,193
State of Washington Gen. Oblig. Series R 2017B, 5% 8/1/2029	150,000	156,401
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2028	30,000	32,081
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2028	55,000	58,815
State of Washington Gen. Oblig. Series R 2020A, 5% 1/1/2026	30,000	30,951
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2041	125,000	136,096
		2,213,875
Health Care - 0.1%
Washington St Health Care Facs Auth Rev (Multicare Medical Ctr,Tacom,Wa Proj.) Series 2017B, 3.5% 8/15/2038	60,000	55,854
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	85,000	78,502
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014D, 5% 10/1/2038	40,000	40,012
		174,368
Special Tax - 0.3%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2027	45,000	47,254
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2033	155,000	161,734
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2036	30,000	31,204
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2041	85,000	87,855
Washington St Convention Ctr Pub Facs Dist Series 2018, 4% 7/1/2058	130,000	121,599
		449,646
Transportation - 0.2%
Port Seattle WA Rev Series 2024B, 5% 7/1/2033 (f)	310,000	345,355
TOTAL WASHINGTON		4,391,310
WEST VIRGINIA - 0.2%
Education - 0.1%
West Virginia Univ Revs Series 2019 A, 4% 10/1/2047	225,000	222,968
General Obligations - 0.0%
West Virginia St Gen. Oblig. Series 2018 B, 5% 12/1/2041	80,000	83,729
Health Care - 0.0%
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2033	30,000	28,548
Transportation - 0.1%
West VA Commr of Hwys Spl Oblig Series 2017A, 5% 9/1/2029	65,000	69,209
West Virginia Parkways Authority Series 2021, 4% 6/1/2051	100,000	97,541
		166,750
TOTAL WEST VIRGINIA		501,995
WISCONSIN - 1.2%
Education - 0.1%
Public Fin Auth WI Lease Dev Rev (University Kans Univ Revs Proj.) Series 2016, 5% 3/1/2029	40,000	41,211
Public Fin Auth WI Lease Dev Rev (University Kans Univ Revs Proj.) Series 2016, 5% 3/1/2046	50,000	50,802
		92,013
Escrowed/Pre-Refunded - 0.1%
Wisconsin General Fund Annual Appropiation Series 2017 B, 5% 5/1/2035	215,000	223,329
Wisconsin General Fund Annual Appropiation Series 2017 B, 5% 5/1/2036	25,000	25,968
		249,297
General Obligations - 0.6%
Wisconsin St Gen. Oblig. 5% 5/1/2031	135,000	155,094
Wisconsin St Gen. Oblig. Series 2016 2, 5% 11/1/2029	70,000	72,601
Wisconsin St Gen. Oblig. Series 2017 3, 5% 11/1/2031	30,000	31,721
Wisconsin St Gen. Oblig. Series 2017 A, 5% 5/1/2034	120,000	121,341
Wisconsin St Gen. Oblig. Series 2019 A, 4% 5/1/2027	30,000	30,669
Wisconsin St Gen. Oblig. Series 2019 A, 5% 5/1/2030	125,000	129,862
Wisconsin St Gen. Oblig. Series 2021 B, 5% 5/1/2035	85,000	93,175
Wisconsin St Gen. Oblig. Series 2023 2, 5% 5/1/2035	215,000	252,371
		886,834
Health Care - 0.4%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2016 A, 3% 6/1/2036	45,000	40,514
Wisconsin Health & Edl Facs Auth Sr Living Rev (Covenant Communities Inc Proj.) Series 2018A 1, 4.125% 7/1/2053	135,000	110,479
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	40,000	39,806
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	55,000	56,421
Wisconsin Health & Educational Facilities Authority (Froedtert Thedacare Proj.) Series 2017 A, 5% 4/1/2028	35,000	36,795
Wisconsin Health & Educational Facilities Authority (Hospital Sisters Svcs Inc Proj.) Series 2014A, 5% 11/15/2025	40,000	40,079
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Proj.) Series 2016 A, 3.5% 2/15/2046	195,000	152,030
Wisconsin St Health & Edl Facs Auth Rev (Medical College of WI Inc Proj.) Series 2022, 4% 12/1/2051	255,000	244,649
		720,773
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Mtg Rev 2.69% 7/1/2047	58,953	52,383
Special Tax - 0.0%
Ashwaubenon WI Cmnty Dev Auth Lease Rev (Brown County Wisconsin Proj.) Series 2019, 0% 6/1/2049	160,000	54,954
Public Fin Auth WI Revenue Series 2021, 4% 3/31/2056 (f)	10,000	8,715
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2050 (Assured Guaranty Municipal Corp Insured)	70,000	21,487
		85,156
Water & Sewer - 0.0%
State of Wisconsin (Wisconsin State Clean Water Fund Proj.) Series 2017 A, 5% 6/1/2029	10,000	10,146
TOTAL WISCONSIN		2,096,602
WYOMING - 0.0%
Education - 0.0%
University WY Univ Revs (University WY Univ Revs Proj.) Series 2021 C, 4% 6/1/2051 (Assured Guaranty Municipal Corp Insured)	25,000	24,409
Electric Utilities - 0.0%
Campbell Cnty WY Solid Waste Facs Rev (County of Mercer ND Proj.) Series 2019 A, 3.625% 7/15/2039	25,000	23,624
TOTAL WYOMING		48,033
TOTAL MUNICIPAL SECURITIES (Cost $177,875,526)		173,880,200

Money Market Funds - 1.1%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (g)(h) (Cost $1,981,080)	3.50	1,980,684	1,981,080

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $179,856,606)	175,861,280
NET OTHER ASSETS (LIABILITIES) - 0.4%	684,764
NET ASSETS - 100.0%	176,546,044

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund	396,887	9,382,118	7,797,925	9,811	-	-	1,981,080	0.1%
Total	396,887	9,382,118	7,797,925	9,811	-	-	1,981,080

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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